                      Registration Nos. 033-29697/811-5833

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/


         Post-Effective Amendment No. 13                          /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/


         Amendment No. 15                                         /X/


             T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.
             -----------------------------------------------------
                Exact Name of Registrant as Specified in Charter

                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Address of Principal Executive Offices

                                  410-345-2000
                                  ------------
               Registrant's Telephone Number, Including Area Code

                                Henry H. Hopkins
                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Name and Address of Agent for Service


         Approximate Date of Proposed Public Offering March 1, 2002

                                                      -----------------

         It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)
/X/      On March 1, 2002, pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)
/ /      On (date), pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/ /      On (date) pursuant to paragraph (a)(2) of Rule 485
         If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
March 1, 2002
T. ROWE PRICE


Institutional

Foreign Equity
Fund

 A stock fund seeking long-term capital growth through investments in non-U.S. companies.
^
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

T. Rowe Price Institutional International Funds, Inc.
  T. Rowe Price Institutional Foreign Equity Fund
Prospectus

March 1, 2002


              ABOUT THE FUND
1
              Objective, Strategy, Risks, and Expenses  1

              -----------------------------------------------
              Other
              Information                               5
               About the Fund
              -----------------------------------------------


              T. ROWE PRICE
               ACCOUNT
2             INFORMATION
              Pricing Shares and Receiving              7
              Sale Proceeds
              -----------------------------------------------
              Useful Information on
              Distributions                             8
              and Taxes
              -----------------------------------------------
              Transaction Procedures and                1
              Special Requirements                      1
              -----------------------------------------------


              MORE ABOUT THE FUND
3
              Organization and Management               1
                                                        4
              -----------------------------------------------
              Understanding Performance Information     1
                                                        5
              -----------------------------------------------
              Investment Policies and Practices         1
                                                        6
              -----------------------------------------------
              Financial Highlights                      2
                                                        1
              -----------------------------------------------


              INVESTING WITH T. ROWE PRICE
4
              Account Requirements and                  2
              Transaction Information                   3
              -----------------------------------------------
              Opening a New Account                     2
                                                        3
              -----------------------------------------------
              Purchasing Additional Shares              2
                                                        4
              -----------------------------------------------
              Exchanging and Redeeming                  2
              Shares                                    4
              -----------------------------------------------
              Rights Reserved by the Fund               2
              s                                         5
              -----------------------------------------------
              Information About Your Services           2
                                                        6
              -----------------------------------------------



T. Rowe Price International, Inc. managed $24.4 billion in foreign stocks and bonds as of December 31, 2001, through its offices in Baltimore, London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.
 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUND
 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 -

 What is the fund^s objective?


   The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.


 What is the fund^s principal investment strategy?


   We expect to invest substantially all of the fund^s assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund^s net assets will be invested in stocks.


   T. Rowe Price International, Inc. (^T. Rowe Price International^) employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.

   While we invest with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

   In selecting stocks, we generally favor companies with one or more of the following characteristics:

   ^ leading market position;

   ^ attractive business niche;

   ^ strong franchise or monopoly;

   ^ technological leadership or proprietary advantages;

   ^ seasoned management;

   ^ earnings growth and cash flow sufficient to support growing dividends; and

   ^ healthy balance sheet with relatively low debt.

   While the fund invests primarily in common stocks, the fund may also purchase other securities, including futures and options, in keeping with the fund^s objective.

T. ROWE PRICE
   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


 What are the main risks of investing in the fund?

   As with all stock funds, the fund^s share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in rising markets.


   Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:


  ^ Currency risk This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund^s holdings can be significant, unpredictable, and long-lasting depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

  ^ Geographic risk The economies and financial markets of certain regions^such as

   Latin America and Asia^can be interdependent and may decline all at the same time.

  ^ Emerging market risk To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the fund^s share price to decline.


  ^ Other risks of foreign investing Risks can result from the varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.


   3 While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

  ^ Futures/options risk To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


   3 The fund^s share price may decline, so when you sell your shares, you may lose money.


 How can I tell if the fund is appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. This fund may be appropriate for you if you are an institutional investor seeking capital appreciation potential over time and greater diversification for your equity investments and can accept the volatility associated with investing in stocks as well as the special risks that accompany international investing. Be sure that your investment objective is the same as the fund^s: capital appreciation over time. If you will need the money you plan to invest in the near future, the fund is not a suitable investment.


   3 The fund should not represent your complete investment program or be used for short-term trading purposes.


 How has the fund performed in the past?


   The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

   The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

   In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor^s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-- deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund^s other returns because the loss generates a tax benefit that is factored into the result.


                      Calendar Year Total Returns
 "92"    "93"    "94"   "95"   "96"    "97"    "98"   "99"    "00"      "01"
 ------------------------------------------------------------------------------
-3.74  40.76  -0.88  11.47  15.80  3.13   16.12  34.65  -16.73  -21.65
 ------------------------------------------------------------------------------


                  Quarter ended     Total return

 Best quarter       12/31/99            24.54%
 Worst quarter       3/31/01           -15.26%




Table
1
 Average
Annual
Total
Returns
                                         Periods ended December 31, 2001
                                          1 year     5 years    10 years
 -------------------------------------------------------------------------------
  Institutional Foreign Equity Fund
  Returns before taxes                    -21.65%     1.02%      6.19%
  Returns after taxes on distributions    -22.50     -0.17       5.13
  Returns after taxes on distributions
  and sale of fund shares                 -13.09      0.78       4.97
  MSCI EAFE Index                         -21.21      1.17       4.76
  Lipper International Funds Average      -21.71      1.94       6.17
 -------------------------------------------------------------------------------




 Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. The Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period end, and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.



 What fees or expenses will I pay?

   The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

Table
2
 Fees
and
Expenses
of
the
Fund*
                                        Annual fund operating expenses
                                 (expenses that are deducted from fund assets)
 ------------------------------------------------------------------------------
  Management fee                                     0.70%
  Other expenses                                     0.04%
  Total annual fund operating                        0.74%
  expenses
 ------------------------------------------------------------------------------




 *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.


   Example. The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:



 1 year   3 years  5 years   10 years
 -------------------------------------
   $76     $237     $411       $918
 -------------------------------------





 OTHER INFORMATION ABOUT THE FUND
 -

 What are some of the potential rewards of investing overseas through the fund?

   Investing abroad increases the opportunities available to you. Some foreign countries may have greater potential for economic growth than the U.S. Investing a portion of your overall portfolio in foreign stock funds can enhance your diversification while providing the opportunity to boost long-term returns.


 How does the portfolio manager try to reduce risk?

   The principal tools we use to try to reduce risk are intensive research and limiting exposure to any one industry or company. Currency hedging techniques may be used from time to time.


  ^ T. Rowe Price International employs a team of experienced portfolio managers and analysts, and has offices in London, Tokyo, Singapore, Hong Kong, Buenos Aires, Paris, and Baltimore. Portfolio managers keep close watch on individual investments as well as on political and economic trends in each country and region. Holdings are adjusted according to the manager^s analysis and outlook.


  ^ The impact on the fund^s share price from a drop in the price of a particular stock is reduced substantially by investing in a portfolio with dozens of different companies. Likewise, the impact of unfavorable developments in a particular country is reduced when investments are spread among many countries. However, the

T. ROWE PRICE
   economies and financial markets of countries in a certain region may be influenced heavily by one another.


 Is there other information I can review before making a decision?

   Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

 T. ROWE PRICE ACCOUNT INFORMATION
 PRICING SHARES AND RECEIVING SALE PROCEEDS
 -
   Here are some procedures you should know when investing in the fund.


 How and when shares are priced


   The share price (also called ^net asset value^ or NAV per share) for the fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day the New York Stock Exchange is open for business. To calculate the NAV, the fund^s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price fund shares.


   The fund^s portfolio securities usually are valued on the basis of the most recent closing market prices at 4 p.m. ET when the fund calculates its NAV. Most of the securities in which the fund invests, however, are traded in markets that close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in the fund^s NAV. However, if the fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund^s securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. The fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.


   3 The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional accounts.


 How your purchase, sale, or exchange price is determined

   If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day^s NAV. If we receive it after 4 p.m., it will be priced at the next business day^s NAV.

   We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

   Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

T. ROWE PRICE
   Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.


 How you can receive the proceeds from a sale


   3 When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

   If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. The ACH system is supported by over 20,000 banks, savings banks, and credit unions. Proceeds sent by ACH transfer should be credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

  ^ Exception: Under certain circumstances and when deemed to be in a fund^s best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.


   3 If for some reason we cannot accept your request to sell shares, we will contact you.



 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 -

   3 All net investment income and realized capital gains are distributed to shareholders.


 Dividends and Other Distributions

   Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.

   Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   Income dividends
   The fund declares and pays dividends (if any) annually.

  ^ The dividends of the fund will not be eligible for the 70% deduction for dividends received by corporations, if, as expected, none of the fund^s income consists of dividends paid by U.S. corporations.

   Capital gains
  ^ A capital gain or loss is the difference between the purchase and sale price of a security.
  ^ If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month.


 Tax Information


   3 You will be sent timely information for your tax filing needs.

   You need to be aware of the possible tax consequences when:

  ^ You sell fund shares, including an exchange from one fund to another. ^ The fund makes a distribution to your account.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.

   In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year, based on the ^average cost,^ single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as ^specific identification.^

   To help you maintain accurate records, we send you a confirmation immediately following each transaction you make and a year-end statement detailing all your transactions in each fund account during the year.

   Taxes on fund distributions
   In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you for the year in which they were paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes.

T. ROWE PRICE

   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. Gains and losses from the sale of foreign currencies and the foreign currency gain or loss resulting from the sale of a foreign debt security can increase or decrease an ordinary income dividend. Net foreign currency losses may cause a monthly or quarterly dividend to be reclassified as a return of capital.

   If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

   Tax consequences of hedging
   For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital. Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.



   3 Distributions are taxable whether reinvested in additional shares or received in cash.

   Tax effect of buying shares before a dividend or capital gain distribution
   If you buy shares shortly before or on the ^record date^ ^ the date that establishes you as the person to receive the upcoming distribution ^ you receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund^s record date before investing. Of course, a fund^s share price may, at any time, reflect undistributed capital gains and unrealized appreciation, which may result in future taxable distributions.

   Note: For information on the tax consequences of hedging, please see Investment Policies and Practices.


   3 The preceding tax information summary does not apply to retirement accounts, which are not subject to current tax.



 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 -

   3 Following these procedures helps assure timely and accurate transactions.


 Purchase Conditions

   Nonpayment
   The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.


   U.S. dollars

   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.


 Sale (Redemption) Conditions

   Holds on immediate redemptions: 10-day hold
   If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

   Telephone, Tele*Access/^/, and personal computer transactions

   Exchange and redemption services through telephone and Tele*Access are established automatically when you sign the New Account Form unless you check the boxes that state you do not want these services. Personal computer transactions must be authorized separately. T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.


   Redemptions over $250,000
   Large sales can adversely affect a portfolio manager^s ability to implement a fund^s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than

T. ROWE PRICE
   $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.


 Excessive Trading


   3 T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades in your account or accounts controlled by you can disrupt management of the fund and raise its expenses. To deter such activity, the fund has adopted an excessive trading policy. If you violate our excessive trading policy, you may be barred indefinitely and without further notice from further purchases of T. Rowe Price funds.

  ^ Trades placed directly with T. Rowe Price  If you trade directly with T.
   Rowe Price, you can make one purchase and one sale involving the same fund within any 120-day period. For example, if you are in fund A, you can move assets from fund A to fund B and, within the next 120 days, sell your shares in fund B to return to fund A or move to fund C. If you exceed this limit, or if your trade activity involves market timing, you are in violation of our excessive trading policy.

  ^ Trades placed through intermediaries If you purchase fund shares through an intermediary including a broker, bank, investment adviser, or other third party, you can make one purchase and one sale involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you are in violation of our excessive trading policy. Systematic purchases and redemptions are exempt from this policy.


 Keeping Your Account Open


   To keep operating expenses lower, we ask you to maintain an account balance of at least $1,000,000. If your balance is below $1,000,000 for three months or longer, we have the right to close your account after giving you 60 days in which to increase your balance.



 Signature Guarantees


   3 A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

   You may need to have your signature guaranteed in certain situations, such as:

  ^ Written requests 1) to redeem over $100,000, or 2) to wire redemption proceeds, when prior authorization is not on file.
  ^ Remitting redemption proceeds to any person, address, or bank account not on record.
  ^ Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

  ^ Establishing certain services after the account is opened.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

 MORE ABOUT THE FUND
 ORGANIZATION AND MANAGEMENT
 -

 How is the fund organized?

   The T. Rowe Price Institutional International Funds, Inc. (the ^corporation^) was incorporated in Maryland in 1989 and is a ^diversified, open-end investment company,^ or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives.


   The corporation currently consists of one series, the Institutional Foreign Equity Fund, which was established in 1989 and represents a separate class of shares.



 What is meant by ^shares^?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund^s authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:

  ^ Receive a proportional interest in a fund^s income and capital gain distributions.
  ^ Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund^s management contract.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
   If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.


 Who runs the fund?

   General Oversight

   The corporation is governed by a Board of Directors that meets regularly to review the fund investments, performance, expenses, and other business affairs. The Board elects the corporation^s officers. The majority of Board members are independent of T. Rowe Price International.

   3 All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price International ^ specifically by the fund^s Investment Advisory Group.

   Investment Manager

   T. Rowe Price International is responsible for the selection and management of the fund^s portfolio investments. The company, a wholly owned subsidiary of T. Rowe Price Associates, is the successor to Rowe Price-Fleming International (^Price-Fleming^). The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202. Offices are also located in London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.


   Portfolio Management

   The fund has an Investment Advisory Group that has day-to-day responsibility for managing the portfolio and developing and executing the fund^s investment program. The members of the advisory group are: Mark C.J. Bickford-Smith, Frances Dydasco, John R. Ford, James B.M. Seddon, and David J.L. Warren.

   Mark Bickford-Smith joined T. Rowe Price International in 1995 and has 17 years of experience in research and financial analysis. Frances Dydasco joined T. Rowe


   Price International in 1996 and has 13 years of experience in research and financial analysis. John Ford joined T. Rowe Price International in 1982 and has 22 years of experience in research and portfolio management. James Seddon joined T. Rowe Price International in 1987 and has 15 years of experience in portfolio management. David Warren joined T. Rowe Price International in 1983 and has 22 years of experience in equity research, fixed-income research, and portfolio management.

   The Management Fee
   The fund pays the fund manager an annual investment management fee of 0.70% of the average daily net asset value of the fund. The fund calculates and accrues the fee daily.



 UNDERSTANDING PERFORMANCE INFORMATION
 -
   This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us; in our newsletter, The Price Report; in T. Rowe Price advertisements; and in the media.

T. ROWE PRICE
 Total Return

   This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.


 Cumulative Total Return

   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment^s actual cumulative return. This gives you an idea of an investment^s annual contribution to your portfolio, provided you held it for the entire period.



 INVESTMENT POLICIES AND PRACTICES
 -

   This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

   Shareholder approval is required to substantively change fund objectives and certain investment restrictions noted in the following section as ^fundamental policies.^ The managers also follow certain ^operating policies^ which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

   Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in hybrid instruments are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in hybrid instruments could have significantly more of an impact on a fund^s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

   Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.


   3 Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.


 Types of Portfolio Securities

   In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.


   Fundamental policy The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer, or if more than 10% of the outstanding voting securities of the issuer would be held by the fund.

   Fund investments are primarily in common stocks (normally, at least 80% of net assets will be in equity securities) and, to a lesser degree, other types of securities as described below.

   Common and Preferred Stocks
   Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company^s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

T. ROWE PRICE
   Convertible Securities and Warrants

   Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

   Fixed-Income Securities

   From time to time, we may invest in corporate and government fixed-income securities. These securities would be purchased in companies that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise.

   Hybrid Instruments
   These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero.


   3 Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

   Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

   Private Placements
   These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

   Operating policy Fund investments in illiquid securities are limited to 15% of net assets.

 Types of Investment Management Practices

   Reserve Position
   A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or more
   T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. The effect of taking such a position is that the fund may not achieve its investment objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

   Borrowing Money and Transferring Assets
   Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

   Fundamental policy Borrowings may not exceed 33^/\\^\\% of total fund assets.

   Operating policy Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33^/\\^\\% of fund total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

   Foreign Currency Transactions
   The fund will normally conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The fund will generally not enter into a forward contract with a term greater than one year.

   The fund will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to ^lock in^ the U.S. dollar price of the security. Second, when T. Rowe Price International believes that the currency of a particular foreign country may move substantially against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency that acts as a proxy for that currency). The contract may approximate the value of some or all of the fund portfolio securities denominated in such foreign currency. Under unusual circumstances, the fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International

T. ROWE PRICE
   will consider the effect such a commitment to forward contracts would have on fund investment program and the flexibility of the fund to purchase additional securities. Although forward contracts will be used primarily to protect the fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.

   There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

   Futures and Options

   Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor ^writes^ or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; as a cash management tool; and to adjust portfolio duration. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

   Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund^s initial investment in such contracts.

   Operating policies Futures: Initial margin deposits and premiums on options used for nonhedging purposes will not exceed 5% of fund net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of fund total assets. No more than 5% of fund total assets will be committed to premiums when purchasing call or put options.


   Tax Consequences of Hedging
   Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the fund and could affect whether dividends paid are classified as capital gains or ordinary income.

   Lending of Portfolio Securities

   Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, a fund could experience delays in recovering its securities and capital losses.


   Fundamental policy The value of loaned securities may not exceed 33^/\\^\\% of total fund assets.

   Portfolio Turnover

   Turnover is an indication of frequency of trading. The fund will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. A high turnover rate may increase transaction costs, result in additional capital gain distributions, and reduce fund total return.The fund^s portfolio turnover rates are shown in the Financial Highlights table.



 FINANCIAL HIGHLIGHTS
 -

   Table 3, which provides information about the fund^s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund^s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund^s independent accountants, PricewaterhouseCoopers LLP.

T. ROWE PRICE

Table
3
 Financial
Highlights
                          Year ended October 31
                            1997     1998     1999     2000     2001
 ------------------------------------------------------------------------------

  Net asset value,
  beginning of period      $15.62   $16.51   $17.03   $20.08   $ 19.16
  Income From Investment Operations
  Net investment income      0.21     0.28     0.21     0.13      0.39
                           -----------------------------------------------
  Net gains or losses on
  securities (both
  realized and               1.07     0.93     3.26     0.46     (5.35)
  unrealized)
                           -----------------------------------------------
  Total from investment
  operations                 1.28     1.21     3.47     0.59     (4.96)
  Less Distributions
  Dividends (from net       (0.22)   (0.21)   (0.29)   (0.17)    (0.11)
  investment income)
                           -----------------------------------------------
  Distributions (from       (0.17)   (0.48)   (0.13)   (1.34)    (1.39)
  capital gains)
                           -----------------------------------------------
  Returns of capital            ^        ^        ^        ^         ^
                           -----------------------------------------------
  Total distributions       (0.39)   (0.69)   (0.42)   (1.51)    (1.50)
                           -----------------------------------------------
  Net asset value,         $16.51   $17.03   $20.08   $19.16   $ 12.70
  end of period
                           -----------------------------------------------
  Total return               8.30%    7.65%   20.79%    2.45%   (28.02)%
  Ratios/Supplemental Data
  Net assets, end of       $3,160   $3,204   $3,361   $3.138   $ 1,903
  period (in millions)
                           -----------------------------------------------
  Ratio of expenses to       0.75%    0.74%    0.74%    0.74%     0.74%
  average net assets
                           -----------------------------------------------
  Ratio of net income to     1.40%    1.58%    1.08%    0.57%     2.25%
  average net assets
                           -----------------------------------------------
  Portfolio turnover rate    15.9%    18.6%    18.2%    39.7%     21.4%
 ------------------------------------------------------------------------------

 INVESTING WITH T. ROWE PRICE
 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 -
Tax Identification
Number

We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 30%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund^s NAV on the redemption date.


Always verify your transactions by carefully reviewing the confirmation we send you. Please report any discrepancies to Financial Institution Services promptly.



 OPENING A NEW ACCOUNT
 -
$1,000,000 minimum initial investment

All initial and subsequent investments must be made by bank wire.

By Wire

Call Financial Institution Services at 1-800-638-8797 for an account number and assignment to a dedicated service representative, and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:   043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under ^By Mail.^

Note: Investment will be made, but no services will be established and IRS penalty withholding may occur until we receive a signed New Account Form.

T. ROWE PRICE
Regular Mail
T. Rowe Price Financial Institution Services
P.O. Box 17603
Baltimore, MD 21297-1603

Mailgram, Express, Registered, or Certified Mail
T. Rowe Price Financial Institution Services
Four Financial Center
4515 Painters Mill Road
Owings Mills, MD 21117



 PURCHASING ADDITIONAL SHARES
 -

$100,000 minimum additional purchase


By Wire

Call Financial Institution Services or use the wire instructions listed in Opening a New Account.




 EXCHANGING AND REDEEMING SHARES
 -
Exchange Service
You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

Redemptions
Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers^By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.


If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.


For redemptions by electronic transfer, please see Information About Your Services.


By Phone
Call Financial Institution Services at 1-800-638-8797
If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements ^ Excessive Trading.

By Mail
For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (see Transaction Procedures and Special Requirements ^ Signature Guarantees). Please use the appropriate address below:

Regular Mail
T. Rowe Price Financial Institution Services
P.O. Box 17603
Baltimore, MD 21297-1603

Mailgram, Express, Registered, or Certified Mail
T. Rowe Price Financial Institution Services
Four Financial Center
4515 Painters Mill Road
Owings Mills, MD 21117



 RIGHTS RESERVED BY THE FUNDS
 -

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; (7) to waive any redemption, small account, maintenance or other fees charged to a shareholder; and (8) to act on instructions reasonably believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund^s management.



 INFORMATION ABOUT YOUR SERVICES
 -
Financial Institution Services
1-800-638-8797
Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

Note: Corporate and other institutional accounts require an original or certified resolution to establish services and to redeem by mail. For more information, call Financial Institution Services.

Retirement Plans
We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Financial Institution Services. For information on all other retirement plans, please call our Trust Company at 1-800-492-7670.

Automated Services
Tele*Access
1-800-638-2587
24 hours, 7 days
Tele*Access

24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).


Subaccounting
Services
An institution may arrange for subaccounting services. Such services provide a master account record which links together individual accounts and provides the following information: account number, trade date, transaction, previous share balance, dollar amount of the current transaction, share price, number of shares purchased, new share balance, and the current market value of your group. The subaccounting agent reserves the right to charge a fee for such services or other shareholder services.

Telephone Services
Buy, sell, or exchange shares by calling one of our service representatives.

Electronic Transfers
By Wire

Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

For information
 Financial Institutions Division
 1-800-638-8797 toll free,
 410-581-7290 in Baltimore

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager^s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC^s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.


1940 Act File No.: 811-5833


F78-040 3/1/02

  STATEMENT OF ADDITIONAL INFORMATION

   The date of this Statement of Additional Information is March 1, 2002.


         T. ROWE PRICE INTERNATIONAL FUNDS, INC.
              T. Rowe Price Emerging Europe & Mediterranean Fund
              T. Rowe Price Emerging Markets Stock Fund
              T. Rowe Price European Stock Fund
              T. Rowe Price Global Stock Fund
              T. Rowe Price International Discovery Fund
              T. Rowe Price International Growth & Income Fund
              T. Rowe Price International Stock Fund
                 T. Rowe Price International Stock Fund^Advisor Class
              T. Rowe Price Japan Fund
              T. Rowe Price Latin America Fund
              T. Rowe Price New Asia Fund

         T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.
              T. Rowe Price Institutional Foreign Equity Fund

         T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
              T. Rowe Price International Equity Index Fund
 -

   Mailing Address:
   T. Rowe Price Investment Services, Inc.
   100 East Pratt Street
   Baltimore, Maryland 21202
   1-800-638-5660


   This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated March 1, 2002, which may be obtained from T. Rowe Price Investment Services, Inc. (^Investment Services^).

   Each fund^s financial statements for the period ended October 31, 2001, and the report of independent accountants are included in each fund^s Annual Report and incorporated by reference into this Statement of Additional Information.


   If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660. A prospectus with more complete information, including management fees and expenses, will be sent to you. Please read it carefully.


                                                                  C01-043 3/1/02

                              TABLE OF CONTENTS
                              -----------------
                                Page                                     Page
                                ----                                     ----
Capital Stock                              Investment Restrictions

--------------------------------------     ------------------------------------
Code of Ethics                             Legal Counsel

--------------------------------------     ------------------------------------
Custodian                                  Management of the Funds

--------------------------------------     ------------------------------------
Distributor for the Funds                  Net Asset Value per Share

--------------------------------------     ------------------------------------
Dividends and Distributions                Portfolio Management
                                           Practices
--------------------------------------     ------------------------------------
Federal Registration of Shares             Portfolio Transactions

--------------------------------------     ------------------------------------
Independent Accountants                    Pricing of Securities

--------------------------------------     ------------------------------------
Investment Management Services             Principal Holders of
                                           Securities
--------------------------------------     ------------------------------------
Investment Objectives and                  Risk Factors
Policies
--------------------------------------     ------------------------------------
Investment Performance                     Services by Outside Parties

--------------------------------------     ------------------------------------
Investment Program                         Tax Status

--------------------------------------     ------------------------------------






 INVESTMENT OBJECTIVES AND POLICIES
 -
   The following information supplements the discussion of each fund^s investment objectives and policies discussed in each fund^s prospectus.

   Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund^s operating policies are subject to change by each Board of Directors without shareholder approval. However, shareholders will be notified of a material change in an operating policy. Each fund^s fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:

                  Investment Company Act of 1940 (^1940 Act^)
                  Securities and Exchange Commission (^SEC^)
                  T. Rowe Price Associates, Inc. (^T. Rowe Price^) Moody^s Investors Service, Inc. (^Moody^s^) Standard & Poor^s Corporation (^S&P^)
                  Internal Revenue Code of 1986 (^Code^)
                  T. Rowe Price International, Inc. (^T. Rowe Price International^)

   Throughout this Statement of Additional Information, ^the fund^ is intended to refer to each fund listed on the cover page, unless otherwise indicated.



 RISK FACTORS
 -

   All funds

   The fund^s investment manager, T. Rowe Price International, one of America^s largest managers of no-load international mutual fund assets, regularly analyzes a broad range of international equity and fixed-income markets in order to assess the degree or risk and level of return that can be expected from each market. Of course, there can be no assurance that T. Rowe Price International^s forecasts of expected return will be reflected in the actual returns achieved by the fund.

   Each fund^s share price will fluctuate with market, economic, and foreign exchange conditions, and your investment may be worth more or less when redeemed than when purchased. The funds should not be relied upon as a complete investment program, nor used to play short-term swings in the stock or foreign exchange markets. The funds are subject to risks unique to international investing. See discussion under ^Risk Factors of Foreign Investing^ below. Further, there is no assurance that the favorable trends discussed below will continue, and the funds cannot guarantee they will achieve their objectives.


   Risk Factors of Foreign Investing There are special risks in foreign investing. Certain of these risks are inherent in any international mutual fund while others relate more to the countries in which the fund will invest. Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.


  ^ Political and Economic Factors Individual foreign economies of some countries differ favorably or unfavorably from the United States^ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. The internal politics of some foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1994-1995, the Mexican peso plunged in value, setting off a severe crisis in the Mexican economy. Asia is still coming to terms with its own crisis and recessionary conditions sparked by widespread currency weakness in late 1997. In 1998, there was substantial turmoil in markets throughout the world. In 1999, the democratically elected government of Pakistan was overthrown by a military coup. The Russian government also defaulted on all its domestic debt. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border and hostile relations between North and South Korea. In 2001, Argentina defaulted on its foreign-owned debt and had the peso devalued, resulting in the resignation of its president and deadly riots in December in response to government-mandated austerity measures.


   Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.


  ^ Currency Fluctuations The fund invests in securities denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the fund^s assets denominated in that currency. Such changes will also affect the fund^s income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of the fund^s securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of the fund^s securities denominated in that currency would be expected to decline.

  ^ Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and at times preclude investment in certain of such countries and increase the cost and expenses of the fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year. In 1998, the government of Malaysia imposed currency controls which effectively made it impossible for foreign investors to convert Malaysian ringgits to foreign currencies.


  ^ Market Characteristics It is contemplated that most foreign securities will be purchased in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through American Depository Receipts (^ADRs^) and Global Depository Receipts (^GDRs^) traded in the United States or on foreign exchanges. Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the fund^s portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on United States exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a ^failed settlement.^ Failed settlements can result in losses to the fund.

  ^ Investment Funds The fund may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The fund^s investment in these funds is subject to the provisions of the 1940 Act. If the fund invests in such investment funds, the fund^s shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will bear indirectly similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.


  ^ Information and Supervision There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing, and financial reporting standards, practices, and requirements comparable to those applicable to United States companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.


  ^ Taxes The dividends and interest payable on certain of the fund^s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the fund^s shareholders.

  ^ Other With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the fund, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.


  ^ Small Companies Small companies may have less experienced management and fewer management resources than larger firms. A smaller company may have greater difficulty obtaining access to capital markets, and may pay more for the capital it obtains. In addition, smaller companies are more likely to be involved in fewer market segments, making them more vulnerable to any downturn in a given segment. Some of these factors may also apply, to a lesser extent, to medium-sized companies.

  ^ Eastern Europe and Russia Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in most countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country^s national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the fund^s assets invested in such countries, and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors which cause significant risks and uncertainties to investment in Eastern Europe and Russia.


  ^ Latin America

   Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

   Political Instability The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

   Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the fund to engage in foreign currency transactions designed to protect the value of the fund^s interests in securities denominated in such currencies.

   Sovereign Debt A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

  ^ Japan

   The Japan Fund^s concentration of its investments in Japan means the fund will be more dependent on the investment considerations discussed above and may be more volatile than a fund which is broadly diversified geographically. To the extent any of the other funds also invest in Japan, such investments will be subject to these same factors. Additional factors relating to Japan include the following:

   Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan also has one of the world^s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya.

   Economy The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan^s economic problems. The yen has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

   Energy Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.


   Foreign Trade Overseas trade is important to Japan^s economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the U.S. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.


  ^ Asia (ex-Japan)

   Political Instability The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets.

   Foreign Currency Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in 1997 the Thai baht lost 46.75% of its value against the U.S. dollar. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the fund to engage in foreign currency transactions designed to protect the value of the fund^s interests in securities denominated in such currencies.

   Debt A number of Asian companies are highly dependent on foreign loans for their operation. In 1997, several Asian countries were forced to negotiate loans from the International Monetary Fund (^IMF^) and others that impose strict repayment term schedules and require significant economic and financial restructuring.



 INVESTMENT PROGRAM
 -

                               Types of Securities

   Set forth below is additional information about certain of the investments described in each fund^s prospectus.


                               Hybrid Instruments


   Hybrid instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter ^hybrid instruments^). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively ^underlying assets^) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively ^benchmarks^). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

   Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

   The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed-rate or a floating-rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

   Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

   Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if ^leverage^ is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

   Hybrid instruments may also carry liquidity risk since the instruments are often ^customized^ to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission (^CFTC^), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

                        Illiquid or Restricted Securities

   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the ^1933 Act^). Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the fund^s Board of Directors. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to protect liquidity.


   Notwithstanding the above, the fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. T. Rowe Price International, under the supervision of the fund^s Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund^s restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, T. Rowe Price International will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, T. Rowe Price International could consider the following: (1) frequency of trades and quotes; (2) number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the fund^s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund^s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.



                                    Warrants

   The fund may acquire warrants. Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

   There are, of course, other types of securities that are, or may become available, which are similar to the foregoing and the fund may invest in these securities.



 PORTFOLIO MANAGEMENT PRACTICES
 -

                         Lending of Portfolio Securities


   Securities loans are made to broker-dealers, institutional investors, or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under its investment program. The collateral, in turn, is invested in short-term securities. While the securities are being lent, the fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the fund employs an agent to implement its securities lending program and the agent receives a fee from the fund for its services. The fund has a right to call each loan and obtain the securities, within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by T. Rowe Price International to be of good standing and will not be made unless, in the judgment of T. Rowe


   Price International, the consideration to be earned from such loans would justify the risk. Additionally, the fund bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.


                         Interfund Borrowing and Lending


   The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from and/or lend money to other funds in the T. Rowe


   Price complex (^Price Funds^). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Directors of the Price Funds.


                              Repurchase Agreements

   The fund may enter into a repurchase agreement through which an investor (such as the fund) purchases a security (known as the ^underlying security^) from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price^s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The fund will only enter into repurchase agreements where (1) the underlying securities are of the type (excluding maturity limitations) which the fund^s investment guidelines would allow it to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.


                              Money Market Reserves


   It is expected that the fund will invest its cash reserves primarily in one or more money market funds established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price and T. Rowe Price International. Currently, two such money market funds are in operation^T. Rowe Price Reserve Investment Fund (^RIF^) and T. Rowe Price Government Reserve Investment Fund (^GRF^), each a series of the T. Rowe Price Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-22770, July 29, 1997).

   Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

   The RIF and GRF provide a very efficient means of managing the cash reserves of the fund. While neither RIF nor GRF pays an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The fund will only invest in RIF or GRF to the extent it is consistent with its objective and program.

   Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.



                                     Options

   Options are a type of potentially high-risk derivative.


   All funds except International Equity Index Fund



                          Writing Covered Call Options

   The fund may write (sell) American or European style ^covered^ call options and purchase options to close out options previously written by the fund. In writing covered call options, the fund expects to generate additional premium income which should serve to enhance the fund^s total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price International^s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

   A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

   The fund generally will write only covered call options. This means that the fund will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the ^covered^ option. From time to time, the fund will write a call option that is not covered as indicated above but where the fund will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be ^covered^ with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the fund to the risks of writing uncovered options.

   Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the fund^s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the fund generally will not do), but capable of enhancing the fund^s total return. When writing a covered call option, a fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The fund does not consider a security or currency covered by a call to be ^pledged^ as that term is used in the fund^s policy which limits the pledging or mortgaging of its assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the fund^s loss could be significant.


   The premium received is the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price International, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability of the fund in the portfolio of investments. This liability will be adjusted daily to the option^s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed, or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.


   Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the fund will be able to effect such closing transactions at favorable prices. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

   Call options written by the fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

   The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

   The fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the fund^s total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.

                           Writing Covered Put Options

   The fund may write American or European style covered put options and purchase options to close out options previously written by the fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

   The fund would write put options only on a covered basis, which means that the fund would maintain in a segregated account cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price or the fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the ^covered^ option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

   The fund would generally write covered put options in circumstances where T. Rowe Price International wishes to purchase the underlying security or currency for the fund^s portfolio at a price lower than the current market price of the security or currency. In such event the fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, the fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.


   The fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the fund^s total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

   The premium received by the fund for writing covered put options will be recorded as a liability of the fund in the portfolio of investments. This liability will be adjusted daily to the option^s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed, or, in the absence of such sale, the mean of closing bid and ask prices.



                             Purchasing Put Options


   The fund may purchase American or European style put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided next.


   The fund may purchase a put option on an underlying security or currency (a ^protective put^) owned by the fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security^s market price or currency^s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe
   Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

   The fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.


   The fund will not commit more than 5% of its assets to premiums when purchasing put and call options. The premium paid by the fund when purchasing a put option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option^s current market value, which will be the latest sale price at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.



                             Purchasing Call Options


   The fund may purchase American or European style call options. As the holder of a call option, the fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.


   Call options may be purchased by the fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

   The fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.


   The fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The premium paid by the fund when purchasing a call option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option^s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

                        Dealer (Over-the-Counter) Options

   The fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the fund would look to a clearing corporation to exercise exchange-traded options, if the fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the fund as well as loss of the expected benefit of the transaction.

   Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. While the fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the fund may be unable to liquidate a dealer option. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, since the fund must maintain a secured position with respect to any call option on a security it writes, the fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a fund^s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.


   The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The fund may treat the cover used for written Over-the-Counter (^OTC^) options as liquid if the dealer agrees that the fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.


   International Equity Index Fund

   The only options activity the fund currently may engage in is the purchase of call options. Such activity is subject to the same risks described above under ^Purchasing Call Options.^ However, the fund reserves the right to engage in other options activity.


                                Futures Contracts

   Futures contracts are a type of potentially high-risk derivative.

   Transactions in Futures

   The fund may enter into futures contracts including stock index, interest rate, and currency futures (^futures^ or ^futures contracts^) for hedging, yield or return enhancement, and risk management purposes.


   The International Equity Index Fund may only enter into stock index futures which are appropriate for its investment program, to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. The fund will not use futures for hedging purposes. Otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.


   Stock index futures contracts may be used to provide a hedge for a portion of the fund^s portfolio, as a cash management tool, or as an efficient way for
   T. Rowe Price International to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the fund^s portfolio successfully, the fund must sell futures contacts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the fund^s portfolio securities.

   Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the fund. In this regard, the fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.


   The fund will enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the fund^s objectives in these areas.


   Regulatory Limitations

   If the fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered ^related options.^ This policy may be modified by the Board of Directors without a shareholder vote and does not limit the percentage of the fund^s assets at risk to 5%.


   In instances involving the purchase of futures contracts or the writing of call or put options thereon by the fund, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the fund to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a fund^s assets to cover or identified accounts could impede portfolio management or the fund^s ability to meet redemption requests or other current obligations.

   If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the fund would comply with such new restrictions.

   Trading in Futures Contracts
   A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

   Unlike when the fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund^s open positions in futures contracts, the fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid assets known as ^initial margin.^ The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.


   Financial futures contracts are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the fund.


   These subsequent payments, called ^variation margin,^ to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as ^marking to market.^

   Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

   Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset (as adjusted by a multiplier) at the time the stock index futures contract expires.


               Special Risks of Transactions in Futures Contracts

  ^ Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

   Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day^s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

   Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

  ^ Liquidity The fund may elect to close some or all of its futures positions at any time prior to their expiration. The fund would do so to reduce exposure represented by long futures positions or short futures positions. The fund may close its positions by taking opposite positions which would operate to terminate the fund^s position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the fund, and the fund would realize a loss or a gain.

   Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.


  ^ Hedging Risk A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price

   International will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the fund^s underlying instruments sought to be hedged.

   Successful use of futures contracts by the fund for hedging purposes is also subject to T. Rowe Price


   International^s ability to correctly predict movements in the direction of the market. It is possible that, when the fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the fund^s portfolio might decline. If this were to occur, the fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, T. Rowe Price International believes that over time the value of the fund^s portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the fund would lose part or all of the benefit of increased value of those underlying instruments that it had hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

   In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price
   International might not result in a successful hedging transaction over a very short time period.

                          Options on Futures Contracts

   The fund may purchase and sell options on the same types of futures in which it may invest.


   Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer^s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price of its primary exchange at the time of which the net asset value per share of the fund is computed (close of New York Stock Exchange), or in the absence of such sale, the mean of closing bid and ask prices.


   As an alternative to writing or purchasing call and put options on stock index futures, the fund may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the funds and the other T. Rowe Price funds in a fair and nondiscriminatory manner.


          Special Risks of Transactions in Options on Futures Contracts


   The risks described under ^Special Risks of Transactions in Futures Contracts^ are substantially the same as the risks of using options on futures. If the fund were to write an option on a futures contract, it would be required to deposit and maintain initial and variation margin in the same manner as a regular futures contract. In addition, where the fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers^ orders.



                    Additional Futures and Options Contracts

   Although the fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.


                           Foreign Futures and Options


   Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC^s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the fund^s order is placed and the time it is liquidated, offset, or exercised.



                          Foreign Currency Transactions

   A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio , however, under normal conditions the International Equity Index

   Fund does not hedge its currency exposure . The fund^s use of such contracts would include, but not be limited to, the following:

   First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to ^lock in^ the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

   Second, when T. Rowe Price International believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the fund^s portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price International believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the fund will be served.

   The fund may enter into forward contacts for any other purpose consistent with the fund^s investment objective and program. However, the fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the fund^s holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the fund may net offsetting positions.

   At the maturity of a forward contract, the fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by ^rolling^ that contract forward) or may initiate a new forward contract.

   If the fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the fund^s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

   The fund^s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price International. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

   Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the ^spread^) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.


    Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign
                               Exchange Contracts


   The fund may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

   Transactions considered Section 1256 contracts will be considered to have been closed at the end of the fund^s fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

   Options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an ^in-the-money qualified covered call^ option on an equity security will not include the period of time the option is outstanding.

   Losses on written covered calls and purchased puts on securities, excluding certain ^qualified covered call^ options on equity securities, may be long-term capital losses, if the security covering the option was held for more than 12 months prior to the writing of the option.


   In order for the fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from options, futures, or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

   Entering into certain options, futures contracts, swaps, or foreign forward contracts may result in the ^constructive sale^ of offsetting stocks or debt securities of the fund.

   The Internal Revenue Service has issued a notice proposing alternative methods for the inclusion or deduction of certain payments made under swap contracts. Although not anticipated, it is possible that final rules could result in changes to the amounts recorded by the fund, potentially impacting the tax results of the fund.




 INVESTMENT RESTRICTIONS
 -
   Fundamental policies may not be changed without the approval of the lesser of
   (1) 67% of the fund^s shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund^s outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund^s Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund^s total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund^s prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.


                              Fundamental Policies

   As a matter of fundamental policy, the fund may not:

   (1) Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund^s investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33^/\\^\\% of the value of the fund^s total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;


   (2) Commodities Purchase or sell physical commodities, except that it may enter into futures contracts and options thereon;

   (3) Industry Concentration Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund^s total assets would be invested in the securities of issuers having their principal business activities in the same industry, except that the International Equity Index Fund will invest more than 25% of the value of its total assets in issuers having their principal business activities in the same industry to the extent necessary to replicate the index that the fund uses as its benchmark as set forth in its prospectus.


   (4) Loans Make loans, although the fund may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33^/\\^\\% of the value of the fund^s total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;


   All funds except Latin America, Emerging Europe & Mediterranean, and New Asia Funds

   (5) Percent Limit on Assets Invested in Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the fund^s total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

   (6) Percent Limit on Share Ownership of Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 10% of the outstanding voting securities of any issuer would be held by the fund (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

   All funds


   (7) Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

   (8) Senior Securities Issue senior securities except in compliance with the 1940 Act; or

   (9) Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.


                                      NOTES

       The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

       With respect to investment restriction (2), the fund does not consider currency contracts or hybrid investments to be commodities.


       For purposes of investment restriction (3):

       ^ U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.


       ^ Industries are determined by reference to the classifications of industries set forth in the fund^s semiannual and annual reports.


       ^ It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction.


       For purposes of investment restriction (4), the fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.


                               Operating Policies

   As a matter of operating policy, the fund may not:

   (1) Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

   (2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

   (3) Futures Contracts Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund^s net asset value;

   (4) Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;


   (5) Investment Companies Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds;


   (6) Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and
       (ii) it may make margin deposits in connection with futures contracts or other permissible investments;


   (7) Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33^/\\^\\% of the fund^s total assets at the time of borrowing or investment;


   (8) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

   (9) Options, etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

   (10) Short Sales Effect short sales of securities; or

   (11) Warrants Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the fund would be invested in warrants.

   In addition to the restrictions described above, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as Passive Foreign Investment Companies. Each fund is subject to certain percentage limitations under the 1940 Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the fund^s total assets may be invested in such securities.



 MANAGEMENT OF THE FUNDS
 -
   The officers and directors of the fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years. These directors are referred to as inside directors by virtue of their officership, directorship, and/or employment with T. Rowe Price.


   The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund^s officers. The majority of Board members are independent of T. Rowe Price or T. Rowe Price International. Each Board currently has three committees, described in the following paragraphs.

   The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors or trustees to fill vacancies on each fund^s Board. F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held no formal meetings during the last fiscal year.

   The Joint Audit Committee is comprised of David K. Fagin, F. Pierce Linaweaver, John G. Schreiber, and Paul M. Wythes. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the T. Rowe Price funds to review:
   (1) the services provided; (2) the findings of the most recent audit; (3) management^s response to the findings of the most recent audit; (4) the scope of the audit to be performed; (5) the accountants^ fees; and (6) any accounting or other questions relating to particular areas of the T. Rowe Price funds^ operations or the operations of parties dealing with the T. Rowe Price funds, as circumstances indicate. The Audit Committee for the funds met three times in 2001. All members of the committee participated in the meetings.

   The fund^s Executive Committee, consisting of the fund^s interested directors, has been authorized by its respective Board of Directors to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.


                            Independent Directors



                                                                                     Number of
                                      Term of Office(b)                              Portfolios
                                      and Length of Time                              in Fund
                        Position(s)         Served        Principal Occupation(s)     Complex      Other Directorships of
  Name, Address, and     Held with                         During Past 5 Years(a)   Overseen by       Public Companies
    Date of Birth           Fund                                                      Director
---------------------------------------------------------------------------------------------------------------------------
 Calvin W. Burnett,     Director      Director since      President, Coppin              97       Provident Bank of
 Ph.D.                                later of            State College                           Maryland
 100 East Pratt Street                2001
 Baltimore, MD 21202                   or
 3/16/32                              inception of
                                      fund(c)
---------------------------------------------------------------------------------------------------------------------------
 Anthony W. Deering     Director      Director since      Director, Chairman             97       The Rouse Company
 100 East Pratt Street                later of            of the Board,
 Baltimore, MD 21202                  1991                President, and Chief
 1/28/45                               or                 Executive Officer,
                                      inception of        The Rouse
                                      fund(c)             Company, real estate
                                                          developers
---------------------------------------------------------------------------------------------------------------------------
 Donald W. Dick, Jr.    Director      Director since      Principal,                     97       None
 100 East Pratt Street                later of            EuroCapital
 Baltimore, MD 21202                  1988                Advisors, LLC, an
 1/27/43                               or                 acquisition and
                                      inception of        management
                                      fund(c)             advisory firm
---------------------------------------------------------------------------------------------------------------------------
 David K. Fagin         Director      Director since      Director, Dayton               97       Dayton Mining
 100 East Pratt Street                later of            Mining Corporation                      Corporation, Golden
 Baltimore, MD 21202                  2001                (6/98 to present),                      Star Resources Ltd.,
 4/9/38                                or                 Golden Star                             and Canyon
                                      inception of        Resources Ltd., and                     Resources, Corp.
                                      fund(c)             Canyon Resources,
                                                          Corp. (5/00 to
                                                          present); Chairman
                                                          and President, Nye
                                                          Corporation
---------------------------------------------------------------------------------------------------------------------------
 F. Pierce Linaweaver   Director      Director since      President, F. Pierce           97       None
 100 East Pratt Street                later of            Linaweaver &
 Baltimore, MD 21202                  2001                Associates, Inc.,
 8/22/34                               or                 consulting
                                      inception of        environmental &
                                      fund(c)             civil engineers
---------------------------------------------------------------------------------------------------------------------------
 Hanne M. Merriman      Director      Director since      Retail Business                97       Ann Taylor Stores
 100 East Pratt Street                later of            Consultant                              Corporation,
 Baltimore, MD 21202                  2001                                                        Ameren Corp.,
 11/16/41                              or                                                         Finlay Enterprises,
                                      inception of                                                Inc., The Rouse
                                      fund(c)                                                     Company, and US
                                                                                                  Airways Group, Inc.
---------------------------------------------------------------------------------------------------------------------------
 John G. Schreiber      Director      Director since      Owner/President,               97       AMLI Residential
 100 East Pratt Street                later of            Centaur Capital                         Properties Trust,
 Baltimore, MD 21202                  2001                Partners, Inc., a real                  Host Marriott
 10/21/46                              or                 estate investment                       Corporation, and
                                      inception of        company; Senior                         The Rouse Company,
                                      fund(c)             Advisor and Partner,                    real estate developers
                                                          Blackstone Real
                                                          Estate Advisors, L.P.
---------------------------------------------------------------------------------------------------------------------------
 Hubert D. Vos          Director      Director since      Owner/President,               97       None
 100 East Pratt Street                later of            Stonington Capital
 Baltimore, MD 21202                  2001                Corporation, a
 8/2/33                                or                 private investment
                                      inception of        company
                                      fund(c)
---------------------------------------------------------------------------------------------------------------------------
 Paul M. Wythes         Director      Director since      Founding Partner of            97        Teltone Corporation
 100 East Pratt Street                later of            Sutter Hill Ventures,
 Baltimore, MD 21202                  1996                a venture capital
 6/23/33                               or                 limited partnership,
                                      inception of        providing equity
                                      fund(c)             capital to young
                                                          high technology
                                                          companies
                                                          throughout the
                                                          United States
---------------------------------------------------------------------------------------------------------------------------

 (a) Unless otherwise indicated, the Independent Directors have been engaged in their respective principal occupations for at least five years.

 (b) Each director serves until election of a successor.

 (c) See fund inception dates in the chart below.

             Fund Inception Dates
Fund                              Inception Date
----                              --------------
International Stock                  05/09/80
International Discovery              12/30/88
International Growth & Income        12/21/98
European Stock                       02/28/90
Japan                                12/30/91
Latin America                        12/29/93
New Asia                             09/28/90
Emerging Markets Stock               03/31/95
Global Stock                         12/29/95
Institutional Foreign Equity         09/07/89
Emerging Europe & Mediterranean      08/31/00
International Equity Index           11/30/00





                              Inside Directors



                                   Term of                                Number of    O
                                   Office(                                Portfolios   ther
                                   a                                      in Fund      Director
                     Position(s)   )                                      Complex      ships of
Name, Address, and   Held with     and Length   Principal Occupation(s)   Overseen     Public
Date of Birth        Fund          of Time      During Past 5 Years       by Director  Companies
                                   Served
--------------------------------------------------------------------------------------------------





 James S. Riepe         Director   Director since    Vice Chairman of the Board,       97   None
 100 East Pratt Street             later of          Director and Managing
 6/25/43                           2002              Director, T. Rowe Price
                                                     and
                                   or inception
                                   of fund(b)        T. Rowe Price
                                                     Group, Inc.
                                                     ;
                                                     Chairman of the Board and
                                                     Director, T. Rowe Price
                                                     Investment Services, Inc.,
                                                     T. Rowe Price Retirement Plan
                                                     Services, Inc., and T. Rowe
                                                     Price Services, Inc.; Chairman
                                                     of the Board, Director,
                                                     President, and Trust Officer,
                                                     T. Rowe Price Trust Company;
                                                     Director, T. Rowe Price
                                                     International, Inc.
                                                     , T. Rowe
                                                     Price
                                                     Global
                                                     Asset
                                                     Management L
                                                     imited
                                                     , and
                                                     T. Rowe Price Global
                                                     Investment Services
                                                      L

                                                     imited
                                                     Vice President, all funds
---------------------------------------------------------------------------------------------------

                                   Term of                                Number of    O
                                   Office(                                Portfolios   ther
                                   a                                      in Fund      Director
                     Position(s)   )                                      Complex      ships of
Name, Address, and   Held with     and Length   Principal Occupation(s)   Overseen     Public
Date of Birth        Fund          of Time      During Past 5 Years       by Director  Companies
                                   Served
--------------------------------------------------------------------------------------------------





 M. David Testa         Director   Director since    Vice Chairman of the Board,        97   None
 100 East Pratt Street             later of          Chief Investment Officer,
 4/22/44                           1979              Director, and Managing
                                                     Director, T. Rowe Price Group,
                                   or inception      Inc.; Chief Investment Officer,
                                   of fund(b)        Director, and Managing
                                                     Director, T. Rowe Price;
                                                     Chairman, T. Rowe Price
                                                     Global Asset Management

                                                     L
                                                     i
                                                     mited
                                                     ;
                                                     Vice President and
                                                     Director, T. Rowe Price Trust
                                                     Company; Director,
                                                     T. Rowe
                                                     Price Global Investment
                                                     Services
                                                      L
                                                     i
                                                     mited
                                                     , and
                                                     T. Rowe

                                                     Price International, Inc.
                                                     Vice President, all funds
                                                     except International Index
                                                     Fund
----------------------------------------------------------------------------------------------------





 Martin G. Wade          Director   Director since    Director and Managing   15   None
 100 East Pratt Street              later of 1982     Director, T. Rowe
 2/16/43                            or inception of   Price Group, Inc.;
                                    fund(b)           Chairman of the Board
                                                      and Director, T. Rowe
                                                      Price International,
                                                      Inc.; Chairman, T.
                                                      Rowe Price Global
                                                      Investment Services
                                                      Limited; Director, T.
                                                      Rowe Price Global
                                                      Asset Management
                                                      Limited

                                                      Chairman of the
                                                      Board, all funds
-----------------------------------------------------------------------------------------





 (a) Each director serves until election of a successor.

 (b) See fund inception dates in the chart above.

                            Inside Officers/(a)/


Name, Date of Birth, Address, and  Title and Fund(s) Served
Principal Occupations
--------------------------------------------------------------





Jeanne M. Aldave, 11/19/71  Assistant Vice President, International Equity
Employee, T. Rowe Price     Index Fund
------------------------------------------------------------------------------





Christopher D. Alderson, 3/29/62              Vice President, all funds except
Managing Director, T. Rowe Price and T.       International Index Fund
Rowe Price Group, Inc.; Vice President, T.
Rowe Price International, Inc.
-------------------------------------------------------------------------------





Mark C.J. Bickford-Smith, 4/30/62                        Vice President, all
Vice President, T. Rowe Price Group, Inc. and T. Rowe    funds
Price International, Inc.
-------------------------------------------------------------------------------





Stephanie C. Clancy, 12/19/64  Vice President, International Index Funds
Vice President, T. Rowe Price
---------------------------------------------------------------------------





Michael J. Conelius, 6/16/64                    Vice President, all funds
Vice President, T. Rowe Price, T. Rowe Price    except Institutional Foreign
Group, Inc., and T. Rowe Price                  Equity and International Index
International, Inc.                             Funds
-------------------------------------------------------------------------------





Ann B. Cranmer, 3/23/47                           Assistant Vice President, all
Vice President, T. Rowe Price Group, Inc. and     funds except Institutional
T. Rowe Price International, Inc.; Vice           Foreign Equity and
President and Secretary, T. Rowe Price Global     International Index Funds
Asset Management, Ltd. and T. Rowe Price
Global Investment Services, Ltd.
-------------------------------------------------------------------------------





Wendy R. Diffenbaugh,         Assistant Vice President, International Index
10/2/53                       Fund
Assistant Vice President, T.
Rowe Price
-------------------------------------------------------------------------------




Frances Dydasco, 5/8/66                        Vice President, all funds except
Vice President, T. Rowe Price Group, Inc.      Institutional Foreign Equity and
and T. Rowe Price International, Inc.          International Index Funds
-------------------------------------------------------------------------------





Mark J.T. Edwards, 10/27/57  Vice President, all funds except Institutional
Vice President, T. Rowe      Foreign Equity and International Index Funds
Price Group, Inc. and T.
Rowe Price International,
Inc.
-------------------------------------------------------------------------------

Name, Date of Birth, Address, and  Title and Fund(s) Served
Principal Occupations
--------------------------------------------------------------



Roger L. Fiery III, 2/10/59                     Assistant Vice President, all
Vice President, T. Rowe Price, T. Rowe Price    funds except Institutional
Group, Inc., and T. Rowe Price                  Foreign Equity and
International, Inc.                             International Index Funds
-------------------------------------------------------------------------------





John R. Ford, 11/25/57                          President, all funds except
Managing Director, T. Rowe Price and T. Rowe    International Index Fund
Price Group, Inc.; Director, Chief
Investment Officer, and Vice President, T.
Rowe Price International, Inc.
-------------------------------------------------------------------------------




Henry H. Hopkins, 12/23/42                               Vice President, all
Managing Director, T. Rowe Price; Director and           funds
Managing Director, T. Rowe Price Group, Inc.; Vice
President, T. Rowe Price International, Inc. and T.
Rowe Price Retirement Plan Services, Inc.; Vice
President and Director, T. Rowe Price Investment
Services, Inc., T. Rowe Price Services, Inc., and T.
Rowe Price Trust Company
-------------------------------------------------------------------------------




Ian D. Kelson, 8/16/56       Vice President, all funds except Institutional
Managing Director, T. Rowe   Foreign Equity and International Index Funds
Price and T. Rowe Price
Group, Inc.; formerly Head
of Fixed Income for Morgan
Grenfell/ Deutsche Asset
Management
-------------------------------------------------------------------------------





J. Jeffrey Lang, 1/10/62            Vice President, International Index Fund
Vice President, T. Rowe Price and
T. Rowe Price Trust Company
-------------------------------------------------------------------------------





Ian J. Macdonald, 1/7/62     Vice President, all funds except Institutional
Vice President, T. Rowe      Foreign Equity and International Index Funds
Price Group, Inc. and T.
Rowe Price International,
Inc.
-------------------------------------------------------------------------------





Raymond A. Mills, Ph.D.,      Executive Vice President, International Index
12/3/60                       Fund
Assistant Vice President, T.
Rowe Price; formerly
Principal Systems Engineer
at TASC, Inc.; Chartered
Financial Analyst
-------------------------------------------------------------------------------





M. Christine Munoz, 12/2/62             Vice President, International Index
Assistant Vice President, T. Rowe       Fund
Price
-------------------------------------------------------------------------------

Name, Date of Birth, Address, and  Title and Fund(s) Served
Principal Occupations
--------------------------------------------------------------



George A. Murnaghan, 5/1/56                    Vice President, all funds except
Managing Director, T. Rowe Price and T.        International Index Fund
Rowe Price Group, Inc.; Vice President, T.
Rowe Price International, Inc. and T. Rowe
Price Trust Company
-------------------------------------------------------------------------------





Gonzalo P^ngano, 11/27/68    Vice President, all funds except Institutional
Vice President, T. Rowe      Foreign Equity and International Index Funds
Price Group, Inc. and T.
Rowe Price International,
Inc.
-------------------------------------------------------------------------------





D. James Prey III, 11/26/59  Vice President, all funds except Institutional
Vice President, T. Rowe      Foreign Equity and International Index Funds
Price and T. Rowe Price
Group, Inc.
-------------------------------------------------------------------------------





Robert Revel-Chion, 3/9/65   Vice President, all funds except Institutional
Vice President, T. Rowe      Foreign Equity and International Index Funds
Price Group, Inc. and T.
Rowe Price International,
Inc.
-------------------------------------------------------------------------------





Christopher Rothery,         Vice President, all funds except Institutional
5/26/63                      Foreign Equity and International Index Funds
Vice President, T. Rowe
Price Group, Inc. and T.
Rowe Price International,
Inc.
-------------------------------------------------------------------------------






R. Todd Ruppert, 5/7/56                        Vice President, Institutional
Managing Director, T. Rowe Price and T.        Foreign Equity Fund
Rowe Price Group, Inc.; Director and
President, T. Rowe Price Global Asset
Management, Ltd.; Director, T. Rowe Price
Global Investment Services, Ltd.; Vice
President, T. Rowe Price Retirement Plan
Services and T. Rowe Price Trust Company
-------------------------------------------------------------------------------





James B.M. Seddon, 6/17/64                               Vice President, all
Vice President, T. Rowe Price Group, Inc. and T. Rowe    funds
Price International, Inc.
-------------------------------------------------------------------------------





Robert W. Smith, 4/11/61     Vice President, all funds except Institutional
Managing Director, T. Rowe   Foreign Equity and International Index Funds
Price and T. Rowe Price
Group, Inc.; Vice
President, T. Rowe Price
International, Inc.
-------------------------------------------------------------------------------

Name, Date of Birth, Address, and  Title and Fund(s) Served
Principal Occupations
--------------------------------------------------------------



Benedict R.F. Thomas,        Vice President, all funds except Institutional
8/27/64                      Foreign Equity and International Index Funds
Vice President, T. Rowe
Price Group, Inc. and T.
Rowe Price International,
Inc.
-------------------------------------------------------------------------------





Justin Thomson, 1/14/68      Vice President, all funds except Institutional
Vice President, T. Rowe      Foreign Equity and International Index Funds
Price Group, Inc. and T.
Rowe Price International,
Inc.; (1998 to present)
Small-Cap Coordinator, T.
Rowe Price International;
formerly (1991-1998)
Portfolio Manager, G.T.
Capital/Invesco
-------------------------------------------------------------------------------





David J.L. Warren, 4/14/57                       Vice President, Institutional
Managing Director, T. Rowe Price and T. Rowe     Foreign Equity Fund; Executive
Price Group, Inc.; Director, Chief Executive     Vice President, all other
Officer and President, T. Rowe Price             funds except International
International, Inc.; Director, T. Rowe Price     Index Fund
Global Asset Management, Ltd.
-------------------------------------------------------------------------------





William F. Wendler II, 3/14/62                  Vice President, all funds
Vice President, T. Rowe Price, T. Rowe Price    except International Index Fund
Group, Inc. and T. Rowe Price International,
Inc.
-------------------------------------------------------------------------------





Richard T. Whitney, 5/7/58                       President, International Index
Managing Director, T. Rowe Price and T. Rowe     Fund; Vice President, all
Price Group, Inc.; Vice President, T. Rowe       other funds
Price Trust Company and T. Rowe Price
International, Inc.
-------------------------------------------------------------------------------





Edward A. Wiese, 4/12/59                        Vice President, all funds
Vice President, T. Rowe Price, T. Rowe Price    except International Index Fund
Group, Inc., and T. Rowe Price Trust
Company; Vice President, Director, and Chief
Investment Officer, T. Rowe Price Savings
Bank; Chartered Financial Analyst
-------------------------------------------------------------------------------




Joseph A. Carrier, 12/30/60                               Treasurer, all funds
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------

Name, Date of Birth, Address, and  Title and Fund(s) Served
Principal Occupations
--------------------------------------------------------------


Patricia B. Lippert, 1/12/53                            Secretary, all funds
Assistant Vice President, T. Rowe Price and T. Rowe
Price Investment Services, Inc.
-------------------------------------------------------------------------------




David S. Middleton, 1/18/56                            Controller, all funds
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------




(a) Unless otherwise indicated, the officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


                               Compensation Table

   The fund does not pay pension or retirement benefits to its officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.



Name of Person,                         Aggregate Compensation From                   Total Compensation From Fund and
Position                                Fund(a)                                       Fund Complex Paid to Directors(b)
--------------------------------------  --------------------------------------------  ---------------------------------
-------------------------------------------------------------------------------------------------------------------------
International Stock Fund
Anthony W. Deering, Director                                                 $10,441                           $105,000
Calvin W. Burnett, Ph.D., Director(c)                                              ^                                  ^
David K. Fagin, Director(c)                                                        ^                                  ^
Donald W. Dick, Director                                                       4,354                            105,000
F. Pierce Linaweaver, Director(c)                                                  ^                                  ^
Hanne M. Merriman, Director(c)                                                     ^                                  ^
Hubert D. Vos, Director(c)                                                         ^                                  ^
John G. Schreiber, Director(c)                                                     ^                                  ^
Paul M. Wythes, Director                                                       4,568                            107,000
-------------------------------------------------------------------------------------------------------------------------
International Discovery Fund
Anthony W. Deering, Director                                                  $2,405                           $105,000
Calvin W. Burnett, Ph.D., Director(c)                                              ^                                  ^
David K. Fagin, Director(c)                                                        ^                                  ^
Donald W. Dick, Director                                                       1,882                            105,000
F. Pierce Linaweaver, Director(c)                                                  ^                                  ^
Hanne M. Merriman, Director(c)                                                     ^                                  ^
Hubert D. Vos, Director(c)                                                         ^                                  ^
John G. Schreiber, Director(c)                                                     ^                                  ^
Paul M. Wythes, Director                                                       1,899                            107,000
-------------------------------------------------------------------------------------------------------------------------
International Growth & Income Fund
Anthony W. Deering, Director                                                  $1,679                           $105,000
Calvin W. Burnett, Ph.D., Director(c)                                              ^                                  ^
David K. Fagin, Director(c)                                                        ^                                  ^
Donald W. Dick, Director                                                       1,671                            105,000
F. Pierce Linaweaver, Director(c)                                                  ^                                  ^
Hanne M. Merriman, Director(c)                                                     ^                                  ^
Hubert D. Vos, Director(c)                                                         ^                                  ^
John G. Schreiber, Director(c)                                                     ^                                  ^
Paul M. Wythes, Director                                                       1,671                            107,000
-------------------------------------------------------------------------------------------------------------------------
European Stock Fund
Anthony W. Deering, Director                                                  $2,809                           $105,000
Calvin W. Burnett, Ph.D., Director(c)                                              ^                                  ^
David K. Fagin, Director(c)                                                        ^                                  ^
Donald W. Dick, Director                                                       1,995                            105,000
F. Pierce Linaweaver, Director(c)                                                  ^                                  ^
Hanne M. Merriman, Director(c)                                                     ^                                  ^
Hubert D. Vos, Director(c)                                                         ^                                  ^
John G. Schreiber, Director(c)                                                     ^                                  ^
Paul M. Wythes, Director                                                       2,022                            107,000
-------------------------------------------------------------------------------------------------------------------------
Japan Fund
Anthony W. Deering, Director                                                  $1,901                           $105,000
Calvin W. Burnett, Ph.D., Director(c)                                              ^                                  ^
David K. Fagin, Director(c)                                                        ^                                  ^
Donald W. Dick, Director                                                       1,738                            105,000
F. Pierce Linaweaver, Director(c)                                                  ^                                  ^
Hanne M. Merriman, Director(c)                                                     ^                                  ^
Hubert D. Vos, Director(c)                                                         ^                                  ^
John G. Schreiber, Director(c)                                                     ^                                  ^
Paul M. Wythes, Director                                                       1,743                            107,000
-------------------------------------------------------------------------------------------------------------------------
New Asia Fund
Anthony W. Deering, Director                                                  $2,470                           $105,000
Calvin W. Burnett, Ph.D., Director(c)                                              ^                                  ^
David K. Fagin, Director(c)                                                        ^                                  ^
Donald W. Dick, Director                                                       1,900                            105,000
F. Pierce Linaweaver, Director(c)                                                  ^                                  ^
Hanne M. Merriman, Director(c)                                                     ^                                  ^
Hubert D. Vos, Director(c)                                                         ^                                  ^
John G. Schreiber, Director(c)                                                     ^                                  ^
Paul M. Wythes, Director                                                       1,918                            107,000
-------------------------------------------------------------------------------------------------------------------------
Latin America Fund
Anthony W. Deering, Director                                                  $1,895                           $105,000
Calvin W. Burnett, Ph.D., Director(c)                                              ^                                  ^
David K. Fagin, Director(c)                                                        ^                                  ^
Donald W. Dick, Director                                                       1,734                            105,000
F. Pierce Linaweaver, Director(c)                                                  ^                                  ^
Hanne M. Merriman, Director(c)                                                     ^                                  ^
Hubert D. Vos, Director(c)                                                         ^                                  ^
John G. Schreiber, Director(c)                                                     ^                                  ^
Paul M. Wythes, Director                                                       1,738                            107,000
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets Stock Fund
Anthony W. Deering, Director                                                  $1,844                           $105,000
Calvin W. Burnett, Ph.D., Director(c)                                              ^                                  ^
David K. Fagin, Director(c)                                                        ^                                  ^
Donald W. Dick, Director                                                       1,718                            105,000
F. Pierce Linaweaver, Director(c)                                                  ^                                  ^
Hanne M. Merriman, Director(c)                                                     ^                                  ^
Hubert D. Vos, Director(c)                                                         ^                                  ^
John G. Schreiber, Director(c)                                                     ^                                  ^
Paul M. Wythes, Director                                                       1,721                            107,000
-------------------------------------------------------------------------------------------------------------------------
Global Stock Fund
Anthony W. Deering, Director                                                  $1,767                           $105,000
Calvin W. Burnett, Ph.D., Director(c)                                              ^                                  ^
David K. Fagin, Director(c)                                                        ^                                  ^
Donald W. Dick, Director                                                       1,696                            105,000
F. Pierce Linaweaver, Director(c)                                                  ^                                  ^
Hanne M. Merriman, Director(c)                                                     ^                                  ^
Hubert D. Vos, Director(c)                                                         ^                                  ^
John G. Schreiber, Director(c)                                                     ^                                  ^
Paul M. Wythes, Director                                                       1,698                            107,000
-------------------------------------------------------------------------------------------------------------------------
Institutional Foreign Equity Fund
Anthony W. Deering, Director                                                  $4,579                           $105,000
Calvin W. Burnett, Ph.D., Director(c)                                              ^                                  ^
David K. Fagin, Director(c)                                                        ^                                  ^
Donald W. Dick, Director                                                       2,508                            105,000
F. Pierce Linaweaver, Director(c)                                                  ^                                  ^
Hanne M. Merriman, Director(c)                                                     ^                                  ^
Hubert D. Vos, Director(c)                                                         ^                                  ^
John G. Schreiber, Director(c)                                                     ^                                  ^
Paul M. Wythes, Director                                                       2,573                            107,000
-------------------------------------------------------------------------------------------------------------------------
Emerging Europe & Mediterranean Fund
Anthony W. Deering, Director                                                  $1,691                           $105,000
Calvin W. Burnett, Ph.D., Director(c)                                              ^                                  ^
David K. Fagin, Director(c)                                                        ^                                  ^
Donald W. Dick, Director                                                       1,674                            105,000
F. Pierce Linaweaver, Director(c)                                                  ^                                  ^
Hanne M. Merriman, Director(c)                                                     ^                                  ^
Hubert D. Vos, Director(c)                                                         ^                                  ^
John G. Schreiber, Director(c)                                                     ^                                  ^
Paul M. Wythes, Director                                                       1,675                            107,000
-------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund
Anthony W. Deering, Director                                                  $1,533                           $105,000
Calvin W. Burnett, Ph.D., Director(c)                                              ^                                  ^
David K. Fagin, Director(c)                                                        ^                                  ^
Donald W. Dick, Director                                                       1,524                            105,000
F. Pierce Linaweaver, Director(c)                                                  ^                                  ^
Hanne M. Merriman, Director(c)                                                     ^                                  ^
Hubert D. Vos, Director(c)                                                         ^                                  ^
John G. Schreiber, Director(c)                                                     ^                                  ^
Paul M. Wythes, Director                                                       1,524                            107,000
-------------------------------------------------------------------------------------------------------------------------

 (a) Amounts in this column are based on accrued compensation for fiscal year 2001.
 (b) Amounts in this column are based on compensation received for fiscal year 2001. The T. Rowe Price complex included 97 funds as of December 31, 2001.

 (c) Newly elected as of October 24, 2001.


                 Directors^ Holdings in the T. Rowe Price Funds

   The following table sets forth the T. Rowe Price fund holdings of the independent and inside directors, as of December 31, 2001.



        Name of Fund           Holding in Fund   Aggregate Holdings, All Funds
        ------------           ---------------   -----------------------------
Calvin W. Burnett, Ph.D.                        $1-$10,000
Balanced Fund                  None
Blue Chip Growth Fund          None
Blue Chip Growth Fund^Advisor
Class                          None
Blue Chip Growth Portfolio     None
California Tax-Free Bond Fund  None
California Tax-Free Money
Fund                           None
Capital Appreciation Fund      None
Capital Opportunity Fund       None
Corporate Income Fund          None
Developing Technologies Fund   None
Diversified Small-Cap Growth
Fund                           None
Dividend Growth Fund           None
Emerging Europe &
Mediterranean Fund             None
Emerging Markets Bond Fund     None
Emerging Markets Stock Fund    None
Equity Income Fund             None
Equity Income Fund^Advisor
Class                          None
Equity Income Portfolio        None
Equity Index 500 Fund          None
Equity Index 500 Portfolio     None
European Stock Fund            None
Extended Equity Market Index
Fund                           None
Financial Services Fund        None
Florida Intermediate Tax-Free
Fund                           None
Georgia Tax-Free Bond Fund     None
Global Stock Fund              None
Global Technology Fund         None
GNMA Fund                      None
Government Reserve Investment
Fund                           None
Growth & Income Fund           None
Growth Stock Fund              None
Growth Stock Fund^Advisor
Class                          None
Health Sciences Fund           None
Health Sciences Portfolio      None
High Yield Fund                $1-$10,000
High Yield Fund^Advisor Class  None
Institutional Foreign Equity
Fund                           None
Institutional Large-Cap
Growth Fund                    None
Institutional Large-Cap Value
Fund                           None
Institutional Mid-Cap Equity
Growth Fund                    None
Institutional Small-Cap Stock
Fund                           None
International Bond Fund        None
International Bond
Fund^Advisor Class             None
International Discovery Fund   None
International Equity Index
Fund                           None
International Growth & Income
Fund                           None
International Stock Fund       $1-$10,000
International Stock
Fund^Advisor Class             None
International Stock Portfolio  None
Japan Fund                     None
Latin America Fund             None
Limited-Term Bond Portfolio    None
Maryland Short-Term Tax-Free
Bond Fund                      None
Maryland Tax-Free Bond Fund    None
Maryland Tax-Free Money Fund   None
Media & Telecommunications
Fund                           None
Mid-Cap Growth Fund            None
Mid-Cap Growth Fund^Advisor
Class                          None
Mid-Cap Growth Portfolio       None
Mid-Cap Value Fund             None
New America Growth Fund        None
New America Growth Portfolio   None
New Asia Fund                  None
New Era Fund                   None
New Horizons Fund              $1-$10,000
New Income Fund                None
New Jersey Tax-Free Bond Fund  None
New York Tax-Free Bond Fund    None
New York Tax-Free Money Fund   None
Personal Strategy Balanced
Fund                           None
Personal Strategy Balanced
Portfolio                      None
Personal Strategy Growth Fund  None
Personal Strategy Income Fund  None
Prime Reserve Fund             $1-$10,000
Prime Reserve Fund^PLUS Class  None
Prime Reserve Portfolio        None
Real Estate Fund               None
Reserve Investment Fund        None
Science & Technology Fund      None
Science & Technology
Fund^Advisor Class             None
Short-Term Bond Fund           None
Small-Cap Stock Fund           None
Small-Cap Stock Fund^Advisor
Class                          None
Small-Cap Value Fund           None
Small-Cap Value Fund^Advisor
Class                          None
Spectrum Growth Fund           None
Spectrum Income Fund           None
Spectrum International Fund    None
Summit Cash Reserves Fund      None
Summit GNMA Fund               None
Summit Municipal Income Fund   None
Summit Municipal Intermediate
Fund                           None
Summit Municipal Money Market
Fund                           None
Tax-Efficient Balanced Fund    None
Tax-Efficient Growth Fund      None
Tax-Efficient Multi-Cap
Growth Fund                    None
Tax-Exempt Money Fund          None
Tax-Exempt Money Fund^PLUS
Class                          None
Tax-Free High Yield Fund       None
Tax-Free Income Fund           None
Tax-Free Intermediate Bond
Fund                           None
Tax-Free Short-Intermediate
Fund                           None
Total Equity Market Index
Fund                           None
U.S. Bond Index Fund           None
U.S. Treasury Intermediate
Fund                           None
U.S. Treasury Long-Term Fund   None
U.S. Treasury Money Fund       None
Value Fund                     None
Value Fund^Advisor Class       None
Virginia Tax-Free Bond Fund    None






        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Anthony W. Deering                              over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         None
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            None
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           over $100,000
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             None
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund^Advisor Class            None
International Discovery Fund  $50,001-$100,000
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      over $100,000
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          $10,001-$50,000
Mid-Cap Growth Fund           None
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       None
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             None
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            None
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     over $100,000
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          None
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    None
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None






        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Donald W. Dick, Jr.                             over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         $1-$10,000
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     over $100,000
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            $50,001-$100,000
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           $10,001-$50,000
Extended Equity Market Index
Fund                          None
Financial Services Fund       $10,001-$50,000
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          $1-$10,000
Growth Stock Fund             $10,001-$50,000
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          $10,001-$50,000
Health Sciences Portfolio     None
High Yield Fund               $10,001-$50,000
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       $50,001-$100,000
International Bond
Fund^Advisor Class            None
International Discovery Fund  $10,001-$50,000
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           $1-$10,000
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       None
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             $10,001-$50,000
New Income Fund               $50,001-$100,000
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            over $100,000
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     None
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          $1-$10,000
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          over $100,000
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    $10,001-$50,000
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None




        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
David K. Fagin                                  over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         $10,001-$50,000
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          $10,001-$50,000
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            $50,001-$100,000
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           $10,001-$50,000
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             None
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund^Advisor Class            None
International Discovery Fund  None
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      over $100,000
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           $10,001-$50,000
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       None
New America Growth Portfolio  None
New Asia Fund                 $10,001-$50,000
New Era Fund                  None
New Horizons Fund             $1-$10,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            None
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     None
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          $50,001-$100,000
Small-Cap Stock Fund          $10,001-$50,000
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     over $100,000
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   $50,001-$100,000
Tax-Efficient Growth Fund     $10,001-$50,000
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    None
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None





        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
F. Pierce Linaweaver                            over $100,000
Balanced Fund                 $50,001-$100,000
Blue Chip Growth Fund         None
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            None
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           None
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             $10,001-$50,000
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund^Advisor Class            None
International Discovery Fund  over $100,000
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           None
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       over $100,000
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             over $100,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            $1-$10,000
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     None
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          None
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    None
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None





        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Hanne M. Merriman                               over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         over $100,000
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     $10,001-$50,000
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          $10,001-$50,000
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            $50,001-$100,000
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         over $100,000
Equity Index 500 Portfolio    None
European Stock Fund           None
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             None
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund^Advisor Class            None
International Discovery Fund  None
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           None
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       $10,001-$50,000
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             $10,001-$50,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            $50,001-$100,000
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     $10,001-$50,000
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          None
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          over $100,000
Spectrum Income Fund          None
Spectrum International Fund   $10,001-$50,000
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   $50,001-$100,000
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    $50,001-$100,000
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None





        Name of Fund           Holding in Fund   Aggregate Holdings, All Funds
        ------------           ---------------   -----------------------------
John G. Schreiber                               over $100,000
Balanced Fund                  None
Blue Chip Growth Fund          None
Blue Chip Growth Fund^Advisor
Class                          None
Blue Chip Growth Portfolio     None
California Tax-Free Bond Fund  None
California Tax-Free Money
Fund                           None
Capital Appreciation Fund      None
Capital Opportunity Fund       None
Corporate Income Fund          None
Developing Technologies Fund   None
Diversified Small-Cap Growth
Fund                           None
Dividend Growth Fund           None
Emerging Europe &
Mediterranean Fund             None
Emerging Markets Bond Fund     None
Emerging Markets Stock Fund    None
Equity Income Fund             None
Equity Income Fund^Advisor
Class                          None
Equity Income Portfolio        None
Equity Index 500 Fund          None
Equity Index 500 Portfolio     None
European Stock Fund            None
Extended Equity Market Index
Fund                           None
Financial Services Fund        None
Florida Intermediate Tax-Free
Fund                           None
Georgia Tax-Free Bond Fund     None
Global Stock Fund              None
Global Technology Fund         None
GNMA Fund                      over $100,000
Government Reserve Investment
Fund                           None
Growth & Income Fund           over $100,000
Growth Stock Fund              None
Growth Stock Fund^Advisor
Class                          None
Health Sciences Fund           None
Health Sciences Portfolio      None
High Yield Fund                over $100,000
High Yield Fund^Advisor Class  None
Institutional Foreign Equity
Fund                           None
Institutional Large-Cap
Growth Fund                    None
Institutional Large-Cap Value
Fund                           None
Institutional Mid-Cap Equity
Growth Fund                    None
Institutional Small-Cap Stock
Fund                           None
International Bond Fund        None
International Bond
Fund^Advisor Class             None
International Discovery Fund   None
International Equity Index
Fund                           None
International Growth & Income
Fund                           None
International Stock Fund       None
International Stock
Fund^Advisor Class             None
International Stock Portfolio  None
Japan Fund                     None
Latin America Fund             None
Limited-Term Bond Portfolio    None
Maryland Short-Term Tax-Free
Bond Fund                      None
Maryland Tax-Free Bond Fund    None
Maryland Tax-Free Money Fund   None
Media & Telecommunications
Fund                           None
Mid-Cap Growth Fund            None
Mid-Cap Growth Fund^Advisor
Class                          None
Mid-Cap Growth Portfolio       None
Mid-Cap Value Fund             None
New America Growth Fund        None
New America Growth Portfolio   None
New Asia Fund                  None
New Era Fund                   None
New Horizons Fund              None
New Income Fund                over $100,000
New Jersey Tax-Free Bond Fund  None
New York Tax-Free Bond Fund    None
New York Tax-Free Money Fund   None
Personal Strategy Balanced
Fund                           None
Personal Strategy Balanced
Portfolio                      None
Personal Strategy Growth Fund  None
Personal Strategy Income Fund  None
Prime Reserve Fund             $10,001-$50,000
Prime Reserve Fund^PLUS Class  None
Prime Reserve Portfolio        None
Real Estate Fund               None
Reserve Investment Fund        None
Science & Technology Fund      None
Science & Technology
Fund^Advisor Class             None
Short-Term Bond Fund           over $100,000
Small-Cap Stock Fund           None
Small-Cap Stock Fund^Advisor
Class                          None
Small-Cap Value Fund           None
Small-Cap Value Fund^Advisor
Class                          None
Spectrum Growth Fund           None
Spectrum Income Fund           None
Spectrum International Fund    None
Summit Cash Reserves Fund      over $100,000
Summit GNMA Fund               None
Summit Municipal Income Fund   over $100,000
Summit Municipal Intermediate
Fund                           over $100,000
Summit Municipal Money Market
Fund                           None
Tax-Efficient Balanced Fund    None
Tax-Efficient Growth Fund      None
Tax-Efficient Multi-Cap
Growth Fund                    None
Tax-Exempt Money Fund          over $100,000
Tax-Exempt Money Fund^PLUS
Class                          None
Tax-Free High Yield Fund       over $100,000
Tax-Free Income Fund           over $100,000
Tax-Free Intermediate Bond
Fund                           None
Tax-Free Short-Intermediate
Fund                           None
Total Equity Market Index
Fund                           None
U.S. Bond Index Fund           None
U.S. Treasury Intermediate
Fund                           over $100,000
U.S. Treasury Long-Term Fund   over $100,000
U.S. Treasury Money Fund       over $100,000
Value Fund                     over $100,000
Value Fund^Advisor Class       None
Virginia Tax-Free Bond Fund    None





        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Hubert D. Vos                                   over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         None
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            $10,001-$50,000
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           None
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             None
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          $50,001-$100,000
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund^Advisor Class            None
International Discovery Fund  None
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           $10,001-$50,000
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       None
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  $10,001-$50,000
New Horizons Fund             $10,001-$50,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            None
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     $10,001-$50,000
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          $10,001-$50,000
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          $10,001-$50,000
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    None
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None





        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Paul M. Wythes                                  over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         None
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            None
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           None
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          $10,001-$50,000
Growth Stock Fund             None
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund^Advisor Class            None
International Discovery Fund  over $100,000
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      None
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            None
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           None
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       $10,001-$50,000
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  None
New Horizons Fund             $50,001-$100,000
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            None
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     $10,001-$50,000
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          None
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          $10,001-$50,000
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    over $100,000
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None





        Name of Fund           Holding in Fund   Aggregate Holdings, All Funds
        ------------           ---------------   -----------------------------
James S. Riepe                                  over $100,000
Balanced Fund                  over $100,000
Blue Chip Growth Fund          None
Blue Chip Growth Fund^Advisor
Class                          None
Blue Chip Growth Portfolio     None
California Tax-Free Bond Fund  None
California Tax-Free Money
Fund                           None
Capital Appreciation Fund      over $100,000
Capital Opportunity Fund       None
Corporate Income Fund          None
Developing Technologies Fund   None
Diversified Small-Cap Growth
Fund                           None
Dividend Growth Fund           None
Emerging Europe &
Mediterranean Fund             None
Emerging Markets Bond Fund     None
Emerging Markets Stock Fund    None
Equity Income Fund             over $100,000
Equity Income Fund^Advisor
Class                          None
Equity Income Portfolio        None
Equity Index 500 Fund          None
Equity Index 500 Portfolio     None
European Stock Fund            None
Extended Equity Market Index
Fund                           None
Financial Services Fund        None
Florida Intermediate Tax-Free
Fund                           None
Georgia Tax-Free Bond Fund     None
Global Stock Fund              None
Global Technology Fund         None
GNMA Fund                      None
Government Reserve Investment
Fund                           None
Growth & Income Fund           over $100,000
Growth Stock Fund              None
Growth Stock Fund^Advisor
Class                          None
Health Sciences Fund           None
Health Sciences Portfolio      None
High Yield Fund                over $100,000
High Yield Fund^Advisor Class  None
Institutional Foreign Equity
Fund                           None
Institutional Large-Cap
Growth Fund                    None
Institutional Large-Cap Value
Fund                           None
Institutional Mid-Cap Equity
Growth Fund                    None
Institutional Small-Cap Stock
Fund                           None
International Bond Fund        None
International Bond
Fund^Advisor Class             None
International Discovery Fund   $1-$10,000
International Equity Index
Fund                           None
International Growth & Income
Fund                           None
International Stock Fund       over $100,000
International Stock
Fund^Advisor Class             None
International Stock Portfolio  None
Japan Fund                     over $100,000
Latin America Fund             None
Limited-Term Bond Portfolio    None
Maryland Short-Term Tax-Free
Bond Fund                      None
Maryland Tax-Free Bond Fund    None
Maryland Tax-Free Money Fund   None
Media & Telecommunications
Fund                           None
Mid-Cap Growth Fund            None
Mid-Cap Growth Fund^Advisor
Class                          None
Mid-Cap Growth Portfolio       None
Mid-Cap Value Fund             None
New America Growth Fund        None
New America Growth Portfolio   None
New Asia Fund                  $1-$10,000
New Era Fund                   None
New Horizons Fund              None
New Income Fund                None
New Jersey Tax-Free Bond Fund  None
New York Tax-Free Bond Fund    None
New York Tax-Free Money Fund   None
Personal Strategy Balanced
Fund                           None
Personal Strategy Balanced
Portfolio                      None
Personal Strategy Growth Fund  None
Personal Strategy Income Fund  None
Prime Reserve Fund             over $100,000
Prime Reserve Fund^PLUS Class  None
Prime Reserve Portfolio        None
Real Estate Fund               None
Reserve Investment Fund        None
Science & Technology Fund      over $100,000
Science & Technology
Fund^Advisor Class             None
Short-Term Bond Fund           over $100,000
Small-Cap Stock Fund           None
Small-Cap Stock Fund^Advisor
Class                          None
Small-Cap Value Fund           over $100,000
Small-Cap Value Fund^Advisor
Class                          None
Spectrum Growth Fund           None
Spectrum Income Fund           None
Spectrum International Fund    None
Summit Cash Reserves Fund      over $100,000
Summit GNMA Fund               None
Summit Municipal Income Fund   None
Summit Municipal Intermediate
Fund                           None
Summit Municipal Money Market
Fund                           over $100,000
Tax-Efficient Balanced Fund    None
Tax-Efficient Growth Fund      None
Tax-Efficient Multi-Cap
Growth Fund                    None
Tax-Exempt Money Fund          None
Tax-Exempt Money Fund^PLUS
Class                          None
Tax-Free High Yield Fund       None
Tax-Free Income Fund           None
Tax-Free Intermediate Bond
Fund                           None
Tax-Free Short-Intermediate
Fund                           over $100,000
Total Equity Market Index
Fund                           over $100,000
U.S. Bond Index Fund           None
U.S. Treasury Intermediate
Fund                           None
U.S. Treasury Long-Term Fund   None
U.S. Treasury Money Fund       None
Value Fund                     over $100,000
Value Fund^Advisor Class       None
Virginia Tax-Free Bond Fund    None





        Name of Fund           Holding in Fund   Aggregate Holdings, All Funds
        ------------           ---------------   -----------------------------
M. David Testa                                  over $100,000
Balanced Fund                  None
Blue Chip Growth Fund          None
Blue Chip Growth Fund^Advisor
Class                          None
Blue Chip Growth Portfolio     None
California Tax-Free Bond Fund  None
California Tax-Free Money
Fund                           None
Capital Appreciation Fund      None
Capital Opportunity Fund       None
Corporate Income Fund          None
Developing Technologies Fund   None
Diversified Small-Cap Growth
Fund                           None
Dividend Growth Fund           None
Emerging Europe &
Mediterranean Fund             None
Emerging Markets Bond Fund     None
Emerging Markets Stock Fund    over $100,000
Equity Income Fund             None
Equity Income Fund^Advisor
Class                          None
Equity Income Portfolio        None
Equity Index 500 Fund          None
Equity Index 500 Portfolio     None
European Stock Fund            None
Extended Equity Market Index
Fund                           None
Financial Services Fund        None
Florida Intermediate Tax-Free
Fund                           None
Georgia Tax-Free Bond Fund     None
Global Stock Fund              None
Global Technology Fund         None
GNMA Fund                      None
Government Reserve Investment
Fund                           None
Growth & Income Fund           None
Growth Stock Fund              None
Growth Stock Fund^Advisor
Class                          None
Health Sciences Fund           over $100,000
Health Sciences Portfolio      None
High Yield Fund                None
High Yield Fund^Advisor Class  None
Institutional Foreign Equity
Fund                           None
Institutional Large-Cap
Growth Fund                    None
Institutional Large-Cap Value
Fund                           None
Institutional Mid-Cap Equity
Growth Fund                    None
Institutional Small-Cap Stock
Fund                           None
International Bond Fund        None
International Bond
Fund^Advisor Class             None
International Discovery Fund   over $100,000
International Equity Index
Fund                           None
International Growth & Income
Fund                           None
International Stock Fund       over $100,000
International Stock
Fund^Advisor Class             None
International Stock Portfolio  None
Japan Fund                     None
Latin America Fund             None
Limited-Term Bond Portfolio    None
Maryland Short-Term Tax-Free
Bond Fund                      None
Maryland Tax-Free Bond Fund    None
Maryland Tax-Free Money Fund   None
Media & Telecommunications
Fund                           None
Mid-Cap Growth Fund            over $100,000
Mid-Cap Growth Fund^Advisor
Class                          None
Mid-Cap Growth Portfolio       None
Mid-Cap Value Fund             None
New America Growth Fund        None
New America Growth Portfolio   None
New Asia Fund                  None
New Era Fund                   None
New Horizons Fund              over $100,000
New Income Fund                None
New Jersey Tax-Free Bond Fund  None
New York Tax-Free Bond Fund    None
New York Tax-Free Money Fund   None
Personal Strategy Balanced
Fund                           None
Personal Strategy Balanced
Portfolio                      None
Personal Strategy Growth Fund  None
Personal Strategy Income Fund  None
Prime Reserve Fund             $10,001-$50,000
Prime Reserve Fund^PLUS Class  None
Prime Reserve Portfolio        None
Real Estate Fund               None
Reserve Investment Fund        None
Science & Technology Fund      None
Science & Technology
Fund^Advisor Class             None
Short-Term Bond Fund           None
Small-Cap Stock Fund           None
Small-Cap Stock Fund^Advisor
Class                          None
Small-Cap Value Fund           over $100,000
Small-Cap Value Fund^Advisor
Class                          None
Spectrum Growth Fund           None
Spectrum Income Fund           None
Spectrum International Fund    None
Summit Cash Reserves Fund      over $100,000
Summit GNMA Fund               None
Summit Municipal Income Fund   None
Summit Municipal Intermediate
Fund                           over $100,000
Summit Municipal Money Market
Fund                           None
Tax-Efficient Balanced Fund    None
Tax-Efficient Growth Fund      None
Tax-Efficient Multi-Cap
Growth Fund                    None
Tax-Exempt Money Fund          None
Tax-Exempt Money Fund^PLUS
Class                          None
Tax-Free High Yield Fund       None
Tax-Free Income Fund           $10,001-$50,000
Tax-Free Intermediate Bond
Fund                           None
Tax-Free Short-Intermediate
Fund                           None
Total Equity Market Index
Fund                           None
U.S. Bond Index Fund           None
U.S. Treasury Intermediate
Fund                           None
U.S. Treasury Long-Term Fund   None
U.S. Treasury Money Fund       None
Value Fund                     over $100,000
Value Fund^Advisor Class       None
Virginia Tax-Free Bond Fund    None





        Name of Fund          Holding in Fund    Aggregate Holdings, All Funds
        ------------          ---------------    -----------------------------
Martin G. Wade                                  over $100,000
Balanced Fund                 None
Blue Chip Growth Fund         None
Blue Chip Growth
Fund^Advisor Class            None
Blue Chip Growth Portfolio    None
California Tax-Free Bond
Fund                          None
California Tax-Free Money
Fund                          None
Capital Appreciation Fund     None
Capital Opportunity Fund      None
Corporate Income Fund         None
Developing Technologies Fund  None
Diversified Small-Cap Growth
Fund                          None
Dividend Growth Fund          None
Emerging Europe &
Mediterranean Fund            None
Emerging Markets Bond Fund    None
Emerging Markets Stock Fund   None
Equity Income Fund            None
Equity Income Fund^Advisor
Class                         None
Equity Income Portfolio       None
Equity Index 500 Fund         None
Equity Index 500 Portfolio    None
European Stock Fund           None
Extended Equity Market Index
Fund                          None
Financial Services Fund       None
Florida Intermediate
Tax-Free Fund                 None
Georgia Tax-Free Bond Fund    None
Global Stock Fund             None
Global Technology Fund        None
GNMA Fund                     None
Government Reserve
Investment Fund               None
Growth & Income Fund          None
Growth Stock Fund             None
Growth Stock Fund^Advisor
Class                         None
Health Sciences Fund          None
Health Sciences Portfolio     None
High Yield Fund               None
High Yield Fund^Advisor
Class                         None
Institutional Foreign Equity
Fund                          None
Institutional Large-Cap
Growth Fund                   None
Institutional Large-Cap
Value Fund                    None
Institutional Mid-Cap Equity
Growth Fund                   None
Institutional Small-Cap
Stock Fund                    None
International Bond Fund       None
International Bond
Fund^Advisor Class            None
International Discovery Fund  $50,001-$100,000
International Equity Index
Fund                          None
International Growth &
Income Fund                   None
International Stock Fund      over $100,000
International Stock
Fund^Advisor Class            None
International Stock
Portfolio                     None
Japan Fund                    None
Latin America Fund            $10,001-$50,000
Limited-Term Bond Portfolio   None
Maryland Short-Term Tax-Free
Bond Fund                     None
Maryland Tax-Free Bond Fund   None
Maryland Tax-Free Money Fund  None
Media & Telecommunications
Fund                          None
Mid-Cap Growth Fund           None
Mid-Cap Growth Fund^Advisor
Class                         None
Mid-Cap Growth Portfolio      None
Mid-Cap Value Fund            None
New America Growth Fund       None
New America Growth Portfolio  None
New Asia Fund                 None
New Era Fund                  over $100,000
New Horizons Fund             None
New Income Fund               None
New Jersey Tax-Free Bond
Fund                          None
New York Tax-Free Bond Fund   None
New York Tax-Free Money Fund  None
Personal Strategy Balanced
Fund                          None
Personal Strategy Balanced
Portfolio                     None
Personal Strategy Growth
Fund                          None
Personal Strategy Income
Fund                          None
Prime Reserve Fund            None
Prime Reserve Fund^PLUS
Class                         None
Prime Reserve Portfolio       None
Real Estate Fund              None
Reserve Investment Fund       None
Science & Technology Fund     None
Science & Technology
Fund^Advisor Class            None
Short-Term Bond Fund          None
Small-Cap Stock Fund          None
Small-Cap Stock Fund^Advisor
Class                         None
Small-Cap Value Fund          None
Small-Cap Value Fund^Advisor
Class                         None
Spectrum Growth Fund          None
Spectrum Income Fund          None
Spectrum International Fund   None
Summit Cash Reserves Fund     None
Summit GNMA Fund              None
Summit Municipal Income Fund  None
Summit Municipal
Intermediate Fund             None
Summit Municipal Money
Market Fund                   None
Tax-Efficient Balanced Fund   None
Tax-Efficient Growth Fund     None
Tax-Efficient Multi-Cap
Growth Fund                   None
Tax-Exempt Money Fund         None
Tax-Exempt Money Fund^PLUS
Class                         None
Tax-Free High Yield Fund      None
Tax-Free Income Fund          None
Tax-Free Intermediate Bond
Fund                          None
Tax-Free Short-Intermediate
Fund                          None
Total Equity Market Index
Fund                          None
U.S. Bond Index Fund          None
U.S. Treasury Intermediate
Fund                          None
U.S. Treasury Long-Term Fund  None
U.S. Treasury Money Fund      None
Value Fund                    None
Value Fund^Advisor Class      None
Virginia Tax-Free Bond Fund   None

 PRINCIPAL HOLDERS OF SECURITIES
 -

   As of January 31, 2002, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

   As of January 31, 2002, the following shareholders of record owned more than 5% of the outstanding shares of any share class of the fund:


   International Stock (7.10%), International Discovery (5.49%), European Stock (10.69%), Japan (6.86%), New Asia (7.66%), and Emerging Markets Stock (13.92%) Funds: Charles Schwab & Co. Inc., Reinvestment Account, Attn.:
   Mutual Fund Dept., 101 Montgomery Street, San Francisco, California
   94104-4122.


   Latin America Fund (5.11%): Fidelity Investments, Institutional Operations Co., FIIOC as Agent for Ford SSIP, 100 Magellan Way (KW1C); Covington, Kentucky 41015-1999.


   International Stock (13.96%) and Emerging Markets Stock (8.61%) Funds: T. Rowe Price Trust Co. Inc., Attn.: TRPS Inst. Control Dept., P.O. Box 17215, Baltimore, Maryland 21297-1215.

   International Equity Index* and International Growth & Income (7.34%) Funds:
   TRP Finance Inc., 802 West Street, Suite 301, Wilmington, Delaware
   19801-1526.

   International Stock Fund (8.35%): Pirateline & Co., T. Rowe Price Associates,
   Attn.: Fund Accounting Dept., 100 East Pratt Street, Baltimore, Maryland 21202-1009.

   Japan Fund (7.25%): National Financial Services for the Exclusive Benefit of our Customers, 200 Liberty, One Financial Center, 4th Floor, New York, New York 10005-3500.


   Global Stock Fund (13.97%): T. Rowe Price RPS Inc. Co. Omnibus, Plan #OMNI Plan, Install Team for #113, P.O. Box 17215, Baltimore, Maryland 21297-1215.

   Institutional Foreign Equity Fund (6.01%): PACO, Attn.: Mutual Funds, P.O. Box 831575, Dallas, Texas 75283-1575.


   *TRP Finance is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. TRP Finance owns 34.79% of the outstanding shares of the fund. Securities owned by T. Rowe Price Finance are the result of its contribution to the fund at the fund's inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Finance would be able to determine the outcome of most issues that were submitted to shareholders for vote.



 INVESTMENT MANAGEMENT SERVICES
 -

   Control of Investment Advisor
   T. Rowe Price Group, Inc., (^Group^) owns 100% of the stock of T. Rowe Price Associates, Inc., which in turn owns 100% of T. Rowe Price International, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.


   Services
   Under the Management Agreement, T. Rowe Price International provides the fund with discretionary investment services. Specifically, T. Rowe Price International is responsible for supervising and directing the investments of the fund in accordance with the fund^s investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price International is also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In addition to these services, T. Rowe Price International provides the fund with certain corporate administrative services, including: maintaining the fund^s corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund^s custodian and transfer agent; assisting the fund in the coordination of such agents^ activities; and permitting T. Rowe Price International^s employees to serve as officers, directors, and committee members of the fund without cost to the fund.

   The Management Agreement also provides that T. Rowe Price International, its directors, officers, employees, and certain other persons performing specific functions for the fund will only be liable to the fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.


   Under the Management Agreement, T. Rowe Price International is permitted to utilize the services or facilities of others to provide it or the fund with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice or assistance as T. Rowe Price International may deem necessary, appropriate, or convenient for the discharge of its obligations under the Management Agreement or otherwise helpful to the fund.


   Approval of Management Agreements
   The Management Agreements of the funds are reviewed each year by the funds^ boards of directors to determine whether the agreements should be renewed for a one year period or not. Renewal of the agreements requires the majority vote of the board of directors, including a majority of the independent directors. Each fund board consists of a majority of independent directors.


   In approving the continuation of the investment management agreements for each fund for the current year, the Board reviewed reports prepared by T. Rowe Price International, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Board considered the nature and quality of the investment management services provided to the fund by T. Rowe Price International under the investment management agreements and the personnel who provide these services, including the historical performance of the fund compared to its benchmark index and its peer group of similar investment companies. In addition, the Board considered other services provided to the fund by T. Rowe Price International and its affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the fund^s operation.

   The Board considered the fees paid to T. Rowe Price International for investment management services, as well as compensation paid to T. Rowe Price International or its affiliates for other non-advisory, services provided to the fund. In connection with its review of the fees paid to T. Rowe Price International and its affiliates, the Board reviewed information provided by Lipper Analytical comparing the fund^s advisory fee rate and overall expense ratio with those of comparable funds. Where applicable, the Board considered that the fund^s advisory fee structure reflects breakpoints, which permit fee reductions resulting from economies of scale. Additionally and where applicable, the Board considered the contractual fee waivers and expense reimbursements agreed to by T. Rowe Price International.

   The Board also considered the costs incurred and the benefits received by T. Rowe Price International and its affiliates, including the profitability of
   T. Rowe Price International from providing advisory services to the fund. In reviewing data concerning the profitability of T. Rowe Price International, the Board examined, among other components, the cost allocation methodology utilized in the presentation. In addition, the Board considered other potential benefits to T. Rowe Price International, such as the research services T. Rowe Price International receives from brokers in return for allocating fund brokerage in a ^soft dollar^ arrangement.

   Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by
   T. Rowe Price International to the fund and that the management fee rate was reasonable in relation to such services. The independent directors of the fund were assisted by independent legal counsel in their deliberations.

   All funds except Institutional Foreign Equity and International Equity Index Funds


   Management Fee
   The fund pays a fee (^Fee^) which consists of two components: a Group Management Fee (^Group Fee^) and an Individual Fund Fee (^Fund Fee^). The Fee is paid monthly to T. Rowe Price International on the first business day of the next succeeding calendar month and is calculated as described next.

   The monthly Group Fee (^Monthly Group Fee^) is the sum of the daily Group Fee accruals (^Daily Group Fee Accruals^) for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds^ group fee accrual as determined below (^Daily Price Funds^ Group Fee Accrual^) by the ratio of the Price Fund^s net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds^ Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds^ Group Fee Accrual for that day as determined in accordance with the following schedule:

                                       0.480%  First $1 billion  0.360%  Next $2 billion   0.310%  Next $16 billion
                                       ------------------------------------------------------------------------------
                                       0.450%  Next $1 billion   0.350%  Next $2 billion   0.305%  Next $30 billion
                                       ------------------------------------------------------------------------------
                                       0.420%  Next $1 billion   0.340%  Next $5 billion   0.300%  Next $40 billion
                                       ------------------------------------------------------------------------------
                                       0.390%  Next $1 billion   0.330%  Next $10 billion  0.295%  Thereafter
                                       ------------------------------------------------------------------------------
                                       0.370%  Next $1 billion   0.320%  Next $10 billion




   For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the T. Rowe Price Spectrum Funds, and any institutional, index, or private label mutual funds). For the purpose of calculating the Daily Price Funds^ Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with the fund^s prospectus as of the close of business on the previous business day on which the fund was open for business.


   The monthly Fund Fee (^Monthly Fund Fee^) is the sum of the daily Fund Fee accruals (^Daily Fund Fee Accruals^) for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one
   (1) over the number of calendar days in the year by the individual Fund Fee Rate and multiplying this product by the net assets of the fund for that day, as determined in accordance with the fund^s prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees  are listed in the following chart:

International Stock Fund               0.35%
International Discovery Fund           0.75
International Growth & Income Fund     0.35
European Stock Fund                    0.50
Japan Fund                             0.50
New Asia Fund                          0.50
Latin America Fund                     0.75
Emerging Markets Stock Fund            0.75
Global Stock Fund                      0.35
Emerging Europe & Mediterranean Fund   0.75

   The following chart sets forth the total management fees if any, paid to T. Rowe Price International by the funds during the last three years:


                                Fund                                     2001         2000          1999
                                ----                                     ----         ----          ----
International Stock(a)                                                $55,864,000  $79,269,000   $67,463,000
International Discovery                                                 7,101,000   10,449,000     2,637,000
International Growth & Income                                                   0            0             0
European Stock                                                          8,430,000   11,543,000    11,960,000
Japan                                                                   1,727,000    3,735,000     2,345,000
New Asia                                                                5,854,000    9,914,000     6,444,000
Latin America                                                           2,179,000    2,734,000     2,162,000
Emerging Markets Stock                                                  1,669,000    1,859,000       962,000
Emerging Europe & Mediterranean                                            48,000            0           (b)
Global Stock                                                              465,000      660,000       274,000



  (a) The fund has two classes of shares. The management fee is allocated to the class based on relative net assets.
  (b) Prior to commencement of operations.

   Limitation on Fund Expenses

   The Management Agreement between each fund and T. Rowe Price International provides that each fund will bear all expenses of its operations not specifically assumed by T. Rowe Price International other than interest, taxes, brokerage and other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses.

   The following chart sets forth expense ratio limitations and the periods for which they are effective. For each, T. Rowe Price International has agreed to bear any fund expenses which would cause the fund^s ratio of expenses to average net assets to exceed the indicated percentage limitations. The expenses borne by T. Rowe


   Price International are subject to reimbursement by the fund through the indicated reimbursement date, provided no reimbursement will be made if it would result in the fund^s expense ratio exceeding its applicable limitation.


                                                  Expense      Reimbursement
         Fund              Limitation Period      -------      -------------
         ----              -----------------       Ratio            Date
-------------------------------------------------  -----            ----
                                                 Limitation
                                                 ----------
                                                 ------------------------------
Emerging Europe &       September 1, 2000 ^
Mediterranean           October 31, 2002           1.75%     October 31, 2004
                        November 1, 1999 ^
Emerging Markets Stock  October 31, 2001           1.75%     October 31, 2003
                        November 1, 2001 ^
Global Stock(a)         October 31, 2003           1.20%     October 31, 2005
International Growth &  November 1, 2000 ^
Income(b)               October 31, 2002           1.25%     October 31, 2004
International Stock     January 1, 2002 ^          1.15%     October 31, 2005
Fund^Advisor Class(c)   October 31, 2003
-------------------------------------------------------------------------------





 (a) The Global Stock Fund previously operated under a 1.20% limitation that expired October 31, 2001. The reimbursement period for this limitation extends through October 31, 2003.

 (b) The International Growth & Income Fund previously operated under a 1.25% limitation that expired October 31, 2000. The reimbursement period for this limitation extends through October 31, 2002.

 (c) The International Stock Fund^Advisor Class previously operated under a 1.15% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.


   Each of the above-referenced fund^s Management Agreement also provides that one or more additional expense limitation periods (of the same or different time periods) may be implemented after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the fund may reimburse T. Rowe Price International, provided the reimbursement does not result in the fund^s aggregate expenses exceeding the additional expense limitation.

   Pursuant to the Emerging Europe & Mediterranean Fund^s current expense limitation, $172,000 of management fees were not accrued by the fund for the year ended October 31, 2001. Additionally, $221,000 from a prior period remains subject to reimbursement through October 31, 2004.

   Pursuant to the Global Stock Fund^s current expense limitation, $130,000 of management fees were not accrued by the fund for the year ended October 31, 2001. Additionally, $142,000 of unaccrued fees related to a previous expense limitation are subject to reimbursement through October 31, 2003.

   Pursuant to the International Growth & Income Fund^s current expense limitation, $65,000 of management fees were not accrued by the fund for the year ended October 31, 2001, and $107,000 of other expenses were borne by the manager. Additionally, $361,000 from a prior period remains subject to reimbursement through October 31, 2002, and $172,000 through October 31, 2004.

   Institutional Foreign Equity Fund
   For its services to the fund under the Management Agreement, T. Rowe Price International is paid an annual fee, in monthly installments, based on the fund^s average daily net assets at the rate of 0.70%. For the fiscal years 2001, 2000, and 1999, T. Rowe Price International received from the fund management fees totaling $18,261,000, $25,279,000, and $22,916,000, respectively.


   International Equity Index Fund


   The fund pays T. Rowe Price International an annual all-inclusive fee based on its average daily net assets at the rate of 0.50%. The fund calculates and accrues the fee daily. The Management Agreement between the fund and T. Rowe Price International provides that T. Rowe Price International will pay all expenses of the fund^s operations, except interest, taxes, brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund^s portfolio securities; directors^ fees and expenses (including counsel fees and expenses); and such nonrecurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Board of Directors for the fund reserves the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by T. Rowe Price International under the management agreement. The Board does not anticipate levying such charges; such a fee, if charged, may be retained by the fund or paid to T. Rowe


   Price International. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee, of which $32,000 was payable at October 31, 2001.

   T. Rowe Price Spectrum Fund, Inc.
   The International Stock, International Discovery, European Stock, Japan, New Asia, Latin America, and Emerging Markets Stock Funds are parties to Special Servicing Agreements (^Agreement^) between and among T. Rowe Price Spectrum Fund, Inc. (^Spectrum Fund^), T. Rowe Price, T. Rowe Price International, and various other T. Rowe Price funds which, along with such funds, are funds in which Spectrum Fund invests (collectively all such funds ^Underlying Price Funds^).


   The Agreement provides that, if the Board of Directors of any underlying Price fund determines that such underlying fund^s share of the aggregate expenses of Spectrum Fund is less than the estimated savings to the underlying Price fund from the operation of Spectrum Fund, the underlying Price fund will bear those expenses in proportion to the average daily value of its shares owned by Spectrum Fund, provided further that no underlying Price fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying Price funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying Price funds generated by the operation of Spectrum Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by Spectrum Fund.

   Management Related Services
   As noted above, the Management Agreement spells out the expenses to be paid by the fund. In addition to the Management Fee, the fund pays for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and director fees and expenses.

   T. Rowe Price Services, Inc., a wholly owned subsidiary of T. Rowe Price, acts as the fund^s transfer and dividend disbursing agent and provides shareholder and administrative services. Services for certain types of retirement plans are provided by T. Rowe Price Retirement Plan Services, Inc., also a wholly owned subsidiary. The address for each is 100 East Pratt Street, Baltimore, MD 21202. Additionally, T. Rowe Price, under a separate agreement with the funds, provides accounting services to the funds.

   The funds paid the expenses shown in the following table for the fiscal year ended October 31, 2001, to T. Rowe Price and its affiliates.


                               Transfer Agent and    Retirement     Accounting
            Fund              Shareholder Services  Subaccounting    Services
            ----              --------------------    Services       --------
                                                      --------
International Stock                $6,680,000        $5,472,000      $142,000
International Stock
Fund^Advisor Class                      2,000                 0           (a)
International Discovery             1,090,000           122,000       108,000
International Growth &
Income                                 28,000               (a)       104,000
European Stock                      1,593,000            86,000       107,000
Japan                                 464,000            10,000        85,000
New Asia                            1,608,000            92,000       105,000
Latin America                         456,000            14,000       104,000
Emerging Markets Stock                324,000            84,000       104,000
Emerging Europe &
Mediterranean                          93,000                 0       105,000
Global Stock                          202,000            75,000       104,000
Institutional Foreign Equity           20,000                 0       108,000
-------------------------------------------------------------------------------





 (a) Less than $1,000.




 SERVICES BY OUTSIDE PARTIES
 -

   The shares of some fund shareholders are held in omnibus accounts maintained by various third parties, including retirement plan sponsors, insurance companies, banks, and broker-dealers. The fund has adopted an administrative fee payment (^AFP^) program that authorizes the fund to make payments to these third parties. The payments are made for transfer agent, recordkeeping, and other administrative services provided by, or on behalf of, the third parties with respect to such shareholders and the omnibus accounts. Under the


   AFP program, the funds paid the amounts set forth below to various third parties in calendar year 2001.


International Stock Fund       $1,031,367
International Discovery Fund       64,489
European Stock Fund                 7,802
New Asia Fund                      33,740
Latin America Fund                 29,131
Emerging Markets Stock Fund         3,648

   The Advisor Class has adopted an Advisor Class administrative fee payment program (^Advisor Class AFP^) under which various intermediaries, including intermediaries receiving 12b-1 payments, may receive payments from the Advisor Class in addition to 12b-1 fees for providing various recordkeeping and transfer agent type services to the Advisor classes and/or shareholders thereof. These services include, but are not limited to: transmission of net purchase and redemption orders; maintenance of separate records for shareholders reflecting purchases, redemptions, and share balances; mailing of shareholder confirmations and periodic statements; and telephone services in connection with the above. Under the AFP program, the funds paid the amounts set forth below to various third parties in calendar year 2001.



International Stock Fund^Advisor Class   $18,359






 DISTRIBUTOR FOR THE FUNDS
 -

   Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund^s distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


   Investment Services is located at the same address as the fund and T. Rowe Price^100 East Pratt Street, Baltimore, Maryland 21202.


   Investment Services serves as distributor to the Price funds, pursuant to an Underwriting Agreement (^Underwriting Agreement^), which provides that Investment Services will pay or arrange for other to pay (other than International Equity Index Fund) all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders. For the International Equity Index Fund, the Underlying Agreement provides that Investment Services will pay all of these fees and expenses.

   The Underwriting Agreement also provides that Investment Services will pay or arrange for others to pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services^ federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services^ expenses are paid by T. Rowe Price.

   Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund.


   International Stock Fund^Advisor Class


                   Distribution and Shareholder Services Plan


   The fund Directors adopted a Plan pursuant to Rule 12b-1 on February 9, 2000, with respect to each Advisor Class. Each Plan provides that the Advisor Class may compensate Investment Services or such other persons as the fund or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Advisor Class shares. It is expected that most, if not all, payments under the Plan will be made (either directly, or indirectly through Investment Services) to brokers, dealers, banks, insurance companies, and intermediaries other than Investment Services. Under the Plan, each Advisor Class pays a fee at the annual rate of up to 0.25% of that class^s average daily net assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary. However, a lesser amount may be paid based on the level of services provided. Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Advisor Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing the Advisor Class shares. The amount of fees paid by an Advisor Class during any year may be more or less than the cost of distribution and other services provided to the Advisor Class and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with these rules.


   The Plan requires that Investment Services provide, or cause to be provided, to the fund Directors for their review a quarterly written report identifying the amounts expended by each Advisor Class and the purposes for which such expenditures were made.


   Prior to approving the Plan, the fund considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit each fund, its Advisor Class, and the Advisor Class^s shareholders. The fund Directors noted that to the extent the Plan allows a fund to sell Advisor Class shares in markets to which it would not otherwise have access, the Plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

   The Plan continues until March 31, 2002. The Plan is renewable thereafter from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund Directors and (2) by a vote of the majority of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any Advisor Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Advisor Class and by the fund Directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The Plan is terminable with respect to an Advisor Class at any time by a vote of a majority of the Rule 12b-1 Directors or by a majority vote of the outstanding shares in the Advisor Class.

   The following payments for the period ended December 31, 2001 were made to third-party intermediaries, including broker-dealers and insurance companies, for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administration services under the 12b-1 Plan.



International Stock Fund^Advisor Class   $17,000






 CUSTODIAN
 -
   State Street Bank and Trust Company is the custodian for the fund^s U.S. securities and cash, but it does not participate in the fund^s investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank^s main office is at 225 Franklin Street, Boston, Massachusetts 02110.


   The fund has entered into a Custodian Agreement with The Chase Manhattan Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of The Chase Manhattan Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for The Chase Manhattan Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.

 CODE OF ETHICS
 -

   The fund, its investment adviser (T. Rowe Price International), and its principal underwriter (T. Rowe Price Investment Services) have a written Code of Ethics which requires persons with access to investment information (^Access Persons^) to obtain prior clearance before engaging in personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all employees must report their personal securities transactions within 10 days after the end of the calendar quarter. Access Persons will not be permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.




 PORTFOLIO TRANSACTIONS
 -
   Investment or Brokerage Discretion
   Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price International. T. Rowe Price International is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business.


                      How Brokers and Dealers Are Selected

   Equity Securities

   In purchasing and selling equity securities, it is T. Rowe Price International^s policy to obtain quality execution at the most favorable prices through responsible brokers and dealers and at competitive commission rates where such rates are negotiable. However, under certain conditions, the fund may pay higher brokerage commissions in return for brokerage and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among market-makers, T. Rowe Price International generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold. In selecting broker-dealers to execute the fund^s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price International to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.


   Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. However, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

   Fixed-Income Securities
   For fixed-income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer^s underwriter, or with a primary market-maker acting as principal on a net basis, with no brokerage commission being paid by the fund. However, the price of the securities generally includes compensation which is not disclosed separately. Transactions placed through dealers who are serving as primary market-makers reflect the spread between the bid and asked prices.

   With respect to equity and fixed-income securities, T. Rowe Price International may effect principal transactions on behalf of the fund with a broker or dealer who furnishes brokerage and/or research services benefitting such clients, designate any such broker or dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price International may receive research services in connection with brokerage transactions, including designations in fixed price offerings.


   T. Rowe Price International may cause a fund to pay a broker-dealer who furnishes brokerage and/or research services a commission for executing a transaction that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services which have been provided. In some cases, research services are generated by third parties but are provided to T. Rowe Price International by or through broker-dealers.


       Descriptions of Research Services Received From Brokers and Dealers


   T. Rowe Price International receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a fund^s portfolio is likely to be invested. Research services are received primarily in the form of written reports, E-Mails, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. T. Rowe Price International cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, T. Rowe Price International is relieved of expenses which it might otherwise bear. In some cases, research services are generated by third parties but are provided to T. Rowe Price International by or through brokers.


 How Evaluations are Made of the Overall Reasonableness of Brokerage Commissions
                                      Paid

   On a continuing basis, T. Rowe Price International seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of clients. In evaluating the reasonableness of commission rates, T. Rowe Price International considers: (a) historical commission rates, both before and since rates have been fully negotiable; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares and dollar amount;
   (e) the complexity of a particular transaction in terms of both executive and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.



              Commissions to Brokers Who Furnish Research Services


   Certain brokers-dealers that provide quality execution services also furnish research services to T. Rowe Price International. T. Rowe Price International has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker which furnishes brokerage or research services a higher commission than that which might be charged by another broker which does not furnish brokerage or research services, or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the adviser with respect to the accounts as to which it exercises investment discretion. Accordingly, T. Rowe Price International may assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. T. Rowe Price International may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed price offerings for non-ERISA accounts. Research is used overall to benefit such accounts which purchase in the offerings.



                                  Miscellaneous

   Research services furnished by brokers through which T. Rowe Price International effects securities transactions may be used in servicing all accounts managed by T. Rowe Price International. Conversely, research services received from brokers which execute transactions for a particular fund will not necessarily be used by T. Rowe Price International exclusively in connection with the management of that fund.


   Some of T. Rowe Price International^s other clients have investment objectives and programs similar to those of the fund. T. Rowe Price International may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price International^s policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price International may follow the practice of grouping orders of various clients for execution, which generally results in lower commission rates being attained. Clients should be aware, however, that the grouping of their orders with other clients may sometimes result in a more favorable price and at other times may result in a less favorable price than if the client orders had not been grouped. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client^s proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price International has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

   The fund does not allocate business to any broker-dealer on the basis of its sales of the fund^s shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

   The following tables present information on brokers previously affiliated with the funds. The affiliation ended on August 8, 2000, when T. Rowe Price International became a wholly owned subsidiary of T. Rowe Price Associates, Inc.

   The following brokerage commission amounts were paid to JFS during the years indicated:


                                   Fund                                     2001    2000       1999
                                   ----                                     ----    ----       ----
International Stock                                                          0    $111,651   $ 66,871
International Discovery                                                      0     137,182     57,629
International Growth & Income                                                0           0          0
European Stock                                                               0           0      7,061
Japan                                                                        0     104,073     64,341
New Asia                                                                     0     194,678    332,889
Institutional Foreign Equity                                                 0      45,634     26,632
Latin America                                                                0           0          0
Emerging Markets Stock                                                       0       6,851     17,452
Emerging Europe & Mediterranean                                              0           0        (a)
Global Stock                                                                 0         674        152
------------------------------------------------------------------------------------------------------



    (a) Prior to commencement of operations.

   The following brokerage commission amounts were paid to RF&Co during the years indicated:


             Fund                2001    2000       1999
             ----                ----    ----       ----
International Stock               0    $142,925   $189,739
International Discovery           0           0      6,837
International Growth & Income     0           0          0
European Stock                    0      50,061     47,198
Japan                             0           0          0
New Asia                          0           0          0
Institutional Foreign Equity      0      50,469     50,635
Latin America                     0      17,628    112,032
Emerging Markets Stock            0       4,703     13,190
Emerging Europe & Mediterranean   0       6,523        (a)
Global Stock                      0       1,746      1,565
-----------------------------------------------------------



    (a) Prior to commencement of operations.


   The following brokerage commission amounts were paid to Ord Minnett during the years indicated:


             Fund                2001   2000     1999
             ----                ----   ----     ----
International Stock               0         0   $16,789
International Discovery           0    $4,352     3,954
International Growth & Income     0         0       165
European Stock                    0         0        10
Japan                             0         0         0
New Asia                          0         0         0
Institutional Foreign Equity      0     8,427     6,264
Latin America                     0         0         0
Emerging Markets Stock            0         0         0
Emerging Europe & Mediterranean   0         0       (a)
Global Stock                      0         0        56
--------------------------------------------------------



    (a) Prior to commencement of operations.


   The following brokerage commission amounts were paid to Fleming Martin during the years indicated:


             Fund                2001    2000
             ----                ----    ----
International Stock               0           0
International Discovery           0           0
International Growth & Income     0           0
European Stock                    0           0
Japan                             0           0
New Asia                          0           0
Institutional Foreign Equity      0           0
Latin America                     0           0
Emerging Markets Stock            0     $13,716
Emerging Europe & Mediterranean   0           0
Global Stock                      0           0

   In accordance with the written procedures adopted pursuant to Rule 17e-1, the independent directors of each fund reviewed the 2001 transactions with affiliated brokers and determined that such transactions resulted in an economic advantage to the funds either in the form of lower execution costs or otherwise.


                                      Other


   The amounts shown below involved trades with brokers acting as agents or underwriters, in which such brokers received total commissions, including discounts received in connection with underwritings, for the last three fiscal years:


             Fund                   2001        2000          1999
             ----                   ----        ----          ----
International Stock              $7,616,000  $16,945,000   $6,542,000
International Discovery           1,942,000    3,394,000    1,114,000
International Growth & Income         5,000       21,000       46,000
European Stock                      485,000    1,374,000      944,000
Japan                               347,000      852,000      752,000
New Asia                          2,415,000    3,921,000    3,466,000
Latin America                       368,000      287,000      414,000
Emerging Markets Stock              653,000      604,000      346,000
Emerging Europe & Mediterranean      86,000       56,000          (a)
Global Stock                        106,000      222,000      781,000
Institutional Foreign Equity      2,471,000    5,685,000    2,552,000
International Equity Index           10,000           (a)          (a)
----------------------------------------------------------------------



    (a) Prior to commencement of operations.


   The percentage of total portfolio transactions, placed with firms which provided research, statistical, or other services to T. Rowe Price in connection with the management of the fund, or in some cases, to the fund, for the last three fiscal years, are shown below:


                       Fund                          2001  2000   1999
                       ----                          ----  ----   ----
International Stock                                  87%    98%    96%
International Discovery                              67     94     94
International Growth & Income                        89    100    100
European Stock                                       95     95     94
Japan                                                86     89     91
New Asia                                             89     94     90
Latin America                                        85     94     73
Emerging Markets Stock                               79     95     89
Emerging Europe & Mediterranean                      96     86    (a)
Global Stock                                         67     99    100
Institutional Foreign Equity                         84     97     97
International Equity Index                            3     (a)    (a)
-----------------------------------------------------------------------



    (a) Prior to commencement of operations.

   The portfolio turnover rate for each fund, for the last three fiscal years, was as follows:


             Fund                 2001     2000      1999
             ----                 ----     ----      ----
International Stock               17.4%    38.2%     17.6%
International Discovery           59.1     81.0      98.2
International Growth & Income     8.5/d/   32.2      35.8/a/
European Stock                     5.8     24.5      15.7
Japan                             45.8     59.5      58.8
New Asia                          49.0     52.2      69.9
Latin America                     29.9     27.5      43.2
Emerging Markets Stock            70.3     56.1      59.0
Emerging Europe & Mediterranean   83.1     62.9/b/  (e)
Global Stock                      52.3     71.5      37.5
Institutional Foreign Equity      21.4     39.7      18.2
International Equity Index        63.1/c/   (e)     (e)
------------------------------------------------------------



  (a) From the commencement of operations December 21, 1998, to October 31,
     1999.

  (b) From the commencement of operations August 31, 2000, to October 31,
     2000.


  (c) From the commencement of operations November 30, 2000, to October 31,
     2001.

  (d) Relatively consistent patterns of worldwide returns, especially for growth stocks versus value stocks, led to the fund^s lower portfolio turnover in 2001 compared to 2000.

  (e) Prior to commencement of operations.




 PRICING OF SECURITIES
 -

   Equity securities are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

   Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

   Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank.

   Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

   Trading in the portfolio securities of the fund may take place in various foreign markets on certain days (such as Saturday) when the fund is not open for business and does not calculate its net asset value. In addition, trading in a fund^s portfolio securities may not occur on days when the fund is open.

 NET ASSET VALUE PER SHARE
 -

   The purchase and redemption price of the fund^s shares is equal to the fund^s net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund, other than the Japan Fund, is calculated as of the close of trading on the New York Stock Exchange (^NYSE^) every day the NYSE is open for trading. The net asset value per share of the Japan Fund is calculated as of the close of trading on the NYSE each day the NYSE and the Tokyo Stock Exchange (^TSE^) are both open. The NYSE is closed on the following days: New Year^s Day, Dr. Martin Luther King, Jr. Holiday, Presidents^ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The TSE is scheduled to be closed on the following weekdays in 2002: January 1, 2, 3, and 14; February 11; March 21; April 29; May 3 and 6; September 16 and 23; October 14; November 4; and December 23 and 31, as well as the following weekdays in 2003: January 1, 2, 3, and 13; February 11; March 21; April 29; May 3 and 5; July 21; September 15 and 23; October 13; November 4 and 24; December 23 and
   31. If the TSE closes on dates not listed, the Japan Fund will not be priced on those dates.


   Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, , or in the case of the Japan Fund, either the NYSE or TSE is closed, , (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund^s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.




 DIVIDENDS AND DISTRIBUTIONS
 -
   Unless you elect otherwise, dividends and capital gain distributions, if any, will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.



 TAX STATUS
 -
   The fund intends to qualify as a ^regulated investment company^ under Subchapter M of the Code.


   Dividends and distributions paid by the fund (other than Global Stock Fund) are not eligible for the dividends-received deduction for corporate shareholders, if as expected, none of the fund^s income consists of dividends paid by United States corporations. Income dividends paid by the Global Stock Fund are eligible for the dividends^received deduction for corporate shareholders, only to the extent the Global Stock Fund^s income consists of dividends paid by United States corporations. Long-term capital gain distributions paid from the fund are never eligible for this deduction. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. The fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains as of December 31 to avoid federal income tax.

                        Foreign Currency Gains and Losses

   Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the fund will be increased. If the result is a loss, the income dividend paid by the fund will be decreased, or to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the fund^s taxable year.


   At the time of your purchase, the fund^s net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividends or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute such gains.

   Income received by the fund from sources within various foreign countries may be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of the fund^s total assets at the close of its taxable year comprise securities issued by foreign corporations or governments, the fund may file an election with the Internal Revenue Service to ^pass through^ to the fund^s shareholders the amount of any foreign income taxes paid by the fund. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their respective pro-rata share of foreign taxes paid by the fund; (2) treat their pro-rata share of foreign taxes as paid by them; and (3) either deduct their pro-rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

   The fund intends to meet the requirements of the Code which permit it to elect to ^pass through^ to its shareholders foreign income taxes paid, but there can be no assurance that the fund will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of the fund, if the fund will ^pass through^ foreign taxes paid for that year, and, if so, the amount of each shareholder^s pro-rata share (by country) of (1) the foreign taxes paid, and (2) the fund^s gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such ^pass through^ of foreign tax credits.

   If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund^s distributions to the extent made out of the fund^s current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and the fund may qualify for the 70% deduction for dividends received by corporations; and (3) foreign tax credits would not ^pass through^ to shareholders.



                        Taxation of Foreign Shareholders


   The code provides that dividends from net income (which are deemed to include for this purpose each shareholder^s pro-rata share of foreign taxes paid by the fund^see discussion of ^pass through^ of the foreign tax credit to U.S. shareholders), will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the fund are not subject to tax unless the foreign shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.



                      Passive Foreign Investment Companies


   The fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies for U.S. tax purposes. Such foreign investment funds or trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the fund^s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such foreign investment funds or trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.


   To avoid such tax and interest, the fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The fund will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.



 INVESTMENT PERFORMANCE
 -

                            Total Return Performance

   The fund^s calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the fund. Each average annual compound rate of return is derived from the cumulative performance of the fund over the time period specified. The annual compound rate of return for the fund over any period of time will vary from the average.


                  Cumulative Performance Percentage Change
                            Period ended 10/31/01
                              1 Yr.    5 Yrs.   10 Yrs.   % Since    Inception
                              -----    ------   -------   -------    ---------
                                                         Inception     Date
                                                         ---------     ----
International Stock Fund      -28.17%    2.81%   72.48%   874.95%    05/09/80
International Stock
Fund^Advisor Class            -28.06     ^        ^       -39.34     03/31/00
International Discovery Fund  -31.90    67.12   120.92    208.69     12/30/88
International Growth &
Income Fund                   -17.99     ^        ^        -8.50     12/21/98
European Stock Fund           -23.98    30.10   141.24    142.70     02/28/90
Japan Fund                    -36.45   -18.07     ^       -13.24     12/30/91
Latin America Fund            -19.10     6.81     ^       -12.30     12/29/93
New Asia Fund                 -28.23   -38.18    12.28     31.39     09/28/90
Emerging Markets Stock Fund   -26.33   -17.26     ^        -4.01     03/31/95
Global Stock Fund             -24.69    37.06     ^        55.57     12/29/95
Institutional Foreign Equity
Fund                          -28.02     3.84    74.09     93.04     09/07/89
Emerging Europe &
Mediterranean Fund            -31.28     ^        ^       -40.56     08/31/00
International Equity Index      ^        ^        ^       -22.20     11/30/00
Fund
-------------------------------------------------------------------------------





                   Average Annual Compound Rates of Return
                            Period ended 10/31/01
                               1 Yr.    5 Yrs.  10 Yrs.   % Since    Inception
                               -----    ------  -------   -------    ---------
                                                         Inception     Date
                                                         ---------     ----
International Stock Fund       -28.17%   0.56%   5.60%     11.18%    05/09/80
International Stock
Fund^Advisor Class             -28.06    ^       ^        -27.02     03/31/00
International Discovery Fund   -31.90   10.82    8.25       9.18     12/30/88
International Growth & Income
Fund                           -17.99    ^       ^         -3.06     12/21/98
European Stock Fund            -23.98    5.40    9.21       7.89     02/28/90
Japan Fund                     -36.45   -3.91    ^         -1.43     12/30/91
Latin America Fund             -19.10    1.33    ^         -1.66     12/29/93
New Asia Fund                  -28.23   -9.17    1.16       2.49     09/28/90
Emerging Markets Stock Fund    -26.33   -3.72    ^         -0.62     03/31/95
Global Stock Fund              -24.69    6.51    ^          7.86     12/29/95
Institutional Foreign Equity
Fund                           -28.02    0.76    5.70       5.56     09/07/89
Emerging Europe &
Mediterranean Fund             -31.28    ^       ^        -35.98     08/31/00
International Equity Index       ^       ^       ^        -22.20     11/30/00
Fund
-------------------------------------------------------------------------------





  * No figure is provided because the fund^s performance is for a period of less than one year.



                         Outside Sources of Information


   From time to time, in reports and promotional literature: (1) the fund^s total return performance, ranking, or any other measure of the fund^s performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firm^s, ranking entities, or financial publications; (c) indices of securities comparable to those in which the fund invests; (2) the consumer price index (or any other measure for inflation), or government statistics, such as GNP, may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund^s performance; (4) the effect of tax-deferred compounding on the fund^s investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantaged product, may be illustrated by graphs, charts, etc.; and
   (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund^s historical performance or current or potential value with respect to the particular industry or sector.



                               Other Publications

   From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund^s portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund^s portfolio.


                           Other Features and Benefits

   The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.


                       No-Load Versus Load and 12b-1 Funds

   Many mutual funds charge sales fees to investors or use fund assets to finance distribution activities. These fees are in addition to the normal advisory fees and expenses charged by all mutual funds. There are several types of fees charged which vary in magnitude and which may often be used in combination. A sales charge (or ^load^) can be charged at the time the fund is purchased (front-end load) or at the time of redemption (back-end load). Front-end loads are charged on the total amount invested. Back-end loads are charged either on the amount originally invested or on the amount redeemed. 12b-1 plans allow for the payment of marketing and sales expenses from fund assets. These expenses are usually computed daily as a fixed percentage of assets.

   The T. Rowe Price funds, including the Advisor Class, are considered to be ^no-load^ funds. They impose no front-end or back-end sales loads. However, the Advisor Class does charge 12b-1 fees. Under applicable National Association of Securities Dealers Regulation, Inc. (^NASDR^) regulations, mutual funds that have no front-end or deferred sales charges and whose total asset-based charges for sales-related expenses and/or service fees (as defined by NASDR) do not exceed 0.25% of average net assets per year may be referred to as no-load funds.


                               Redemptions in Kind

   The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.


   In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.



                     Issuance of Fund Shares for Securities

   Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.



 CAPITAL STOCK
 -
   The T. Rowe Price International Funds, Inc. (the ^International Corporation^) is a Maryland corporation.


   Currently, the International Corporation consists of the following 12 series, each representing a separate class of shares and having different objectives and investment policies. The 12 series are as follows: International Stock Fund (and a separate class of shares^International Stock Fund^Advisor Class), International Bond Fund (and a separate class of shares^International Bond Fund^Advisor Class), International Discovery Fund, European Stock Fund, New Asia Fund, Japan Fund, Latin America Fund, Emerging Markets Bond Fund, Emerging Markets Stock Fund, Global Stock Fund, International Growth & Income Fund, and Emerging Europe & Mediterranean Fund.

   The T. Rowe Price Institutional International Funds, Inc. (the ^Institutional Corporation^) was organized in 1989 as a Maryland corporation.

   Currently, the Institutional Corporation consists of one series, the Institutional Foreign Equity Fund.


   The T. Rowe Price International Index Fund, Inc. (the ^Index Corporation^) is a Maryland Corporation established in 2000.

   Each fund is registered with the SEC under the 1940 Act as an open-end investment company, commonly known as a ^mutual fund.^ Each Charter also provides that the Board of Directors may issue additional series and classes of shares.

   The fund^s Charter authorizes the Board of Directors to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.


   Each share of each series has equal voting rights with every other share of every other series, and all shares of all series vote as a single group except where a separate vote of any class or series is required by the 1940 Act, the laws of the State of Maryland, the Corporation^s Articles of Incorporation, the By-Laws of the Corporation, or as the Board of Directors may determine in its sole discretion. Where a separate vote is required with respect to one or more classes or series, then the shares of all other classes or series vote as a single class or series, provided that, as to any matter which does not affect the interest of a particular class or series, only the holders of shares of the one or more affected classes or series is entitled to vote. The preferences, rights, and other characteristics attaching to any series of shares, including the present series of capital stock, might be altered or eliminated, or the series might be combined with another series, by action approved by the vote of the holders of a majority of all the shares of all series entitled to be voted on the proposal, without any additional right to vote as a series by the holders of the capital stock or of another affected series.

   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders^ meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the fund, a special meeting of shareholders of the fund shall be called by the Secretary of the fund on the written request of shareholders entitled to cast at least 10% of all the votes of the fund entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the fund the reasonably estimated costs of preparing and mailing the notice of the meeting. The fund, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the fund to the extent required by
   Section 16(c) of the 1940 Act.



 FEDERAL REGISTRATION OF SHARES
 -
   The fund^s shares are registered for sale under the 1933 Act. Registration of the fund^s shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.

 LEGAL COUNSEL
 -

   Shearman & Sterling, whose address is 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2604, is legal counsel to the fund.




 INDEPENDENT ACCOUNTANTS
 -

   PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the fund.

   The financial statements of the funds listed below for the periods ended October 31, 2001, and the report of independent accountants are included in each fund^s Annual Report for the periods ended October 31, 2001. A copy of each Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in each Annual Report for the periods ended October 31, 2001, are incorporated into this Statement of Additional Information by reference:



                          ANNUAL REPORT REFERENCES:
                                       INTERNATIONAL  INTERNATIONAL  EUROPEAN
                                       STOCK          DISCOVERY      STOCK
                                       -----          ---------      -----
Financial Highlights, October 31,
2001                                        10              9            10
Portfolio of Investments, October 31,
2001                                       11-20          10-17        11-16
Statement of Assets and Liabilities,
October 31, 2001                            21             18            17
Statement of Operations, year ended
October 31, 2001                           22-23           19            18
Statement of Changes in Net Assets,
years ended
October 31, 2001, and October 31,
2000                                       24-25           20            19
Notes to Financial Statements,
October 31, 2001                           26-30          21-25        20-23
Report of Independent Accountants           31             26            24





                                                     LATIN    NEW ASIA  JAPAN
                                                     AMERICA  --------  -----
                                                     -------
Financial Highlights, October 31, 2001                  9        9        10
Portfolio of Investments, October 31, 2001            10-12    10-14     11-13
Statement of Assets and Liabilities, October 31,
2001                                                   13        15       14
Statement of Operations, year ended October 31,
2001                                                   14        16       15
Statement of Changes in Net Assets, years ended
October 31, 2001, and October 31, 2000                 15        17       16
Notes to Financial Statements, October 31, 2001       16-20    18-22     17-20
Report of Independent Accountants                      21        23       21

                                                EMERGING       INSTITUTIONAL
                                                MARKETS STOCK  FOREIGN EQUITY
                                                -------------  --------------
Financial Highlights, October 31, 2001               10              7
Portfolio of Investments, October 31, 2001          11-18           8-11
Statement of Assets and Liabilities, October
31, 2001                                             19              12
Statement of Operations, year ended October
31, 2001                                             20              13
Statement of Changes in Net Assets, years
ended
October 31, 2001, and October 31, 2000               21              14
Notes to Financial Statements, October 31,
2001                                                22-26          15-16
Report of Independent Accountants                    27              17





                                                GLOBAL STOCK  INTERNATIONAL
                                                ------------  GROWTH & INCOME
                                                              ---------------
Financial Highlights, October 31, 2001               9               9
Statement of Net Assets, October 31, 2001          10-19           10-19
Statement of Operations, year ended October
31, 2001                                             20             20
Statement of Changes in Net Assets, years
ended
October 31, 2001, and October 31, 2000               21             21
Notes to Financial Statements, October 31,
2001                                               22-25           22-25
Report of Independent Accountants                    26             26






                                                   EMERGING EUROPE
                                                   & MEDITERRANEAN
                                                   ---------------
Financial Highlights, October 31, 2001                     9
Statement of Net Assets, October 31, 2001                10-12
Statement of Operations, October 31, 2001                 13
Statement of Changes in Net Assets, year ended
October 31, 2001, and August 31, 2000
(commencement of operations), to October 31, 2000         14
Notes to Financial Statements, October 31, 2001          15-18
Report of Independent Accountants                         19





                                                       INTERNATIONAL STOCK
                                                       FUND^ADVISOR CLASS
                                                       ------------------
Financial Highlights, October 31, 2001                           10
Portfolio of Investments, October 31, 2001                     11-20
Statement of Assets and Liabilities, October 31, 2001            21
Statement of Operations, year ended October 31, 2001           22-23
Statement of Changes in Net Assets, years ended
October 31, 2001, and October 31, 2000                         24-25
Notes to Financial Statements, October 31, 2001                26-30
Report of Independent Accountants                                31





                                                        INTERNATIONAL
                                                        EQUITY INDEX
                                                        ------------
Financial Highlights, October 31, 2001                         9
Statement of Net Assets, October 31, 2001                    10-37
Statement of Operations, November 30, 2000
(commencement of operations), to October 31, 2001              38
Statement of Changes in Net Assets, November 30, 2000
(commencement of operations), to October 31, 2001              39
Notes to Financial Statements, October 31, 2001              40-42
Report of Independent Accountants                              43





                                     PART C
                               OTHER INFORMATION

Item 23. Exhibits


(a)(1) Articles of Incorporation, dated June 23, 1989 (electronically filed with Amendment No. 8 dated February 28, 1994)



(a)(2) Articles of Amendment of T. Rowe Price Institutional International Funds, Inc., dated October 24, 2001



(b) By-Laws of Registrant, as amended April 19, 1990, September 30, 1993, and July 21, 1999 (electronically filed with Amendment No. 11 dated February 18, 2000)



(c)      Inapplicable



(d) Investment Management Agreement between Registrant and Rowe Price-Fleming International, Inc., dated May 1, 1990 (electronically filed with Amendment No. 8 dated February 28, 1994)



(e) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated July 19, 1989 (electronically filed with Amendment No. 8 dated February 28, 1994)



(f)      Inapplicable


(g)      Custody Agreements


(g)(1) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         October 25, 2000, February 7, 2001, June 7, 2001, and July 24, 2001



(g)(2) Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
         1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15,
         1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         October 25, 2000, April 25, 2001, and July 24, 2001

(h)      Other Agreements


(h)(1) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2001, as amended February 7, 2001, July 24, 2001, and October 24, 2001



(h)(2) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2001, as amended February 7, 2001, July 24, 2001, and October 24, 2001



(h)(3) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 2001, as amended July 24, 2001 and October 24, 2001


(i)      Inapplicable

(j)      Other Opinions


(j)(1)   Consent of Independent Accountants



(j)(2)   Opinion of Counsel



(j)(3)   Power of Attorney


(k)      Inapplicable

(l)      Inapplicable

(m)      Inapplicable

(n)      Inapplicable


(p)      Code of Ethics (TRPI), dated March 1, 2001


Item 24. Persons Controlled by or Under Common Control With Registrant

         None

Item 25. Indemnification

         The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company and ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (^Manager^), and its subsidiaries and affiliates as listed in
Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

         Section 10.01.
Indemnification and Payment of Expenses in Advance: The Corporation shall
--------------- --- ------- -- -------- -- -------
indemnify any individual (^Indemnitee^) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a ^Proceeding^) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

         Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (^Disabling Conduct^).

         Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

         (a)
there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

         (b)
in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

             (i)
the vote of a majority of a quorum of directors who are neither ^interested persons^ of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

         (a)  the Indemnitee provides a security for his undertaking; or

         (b)
the Corporation shall be insured against losses arising by reason of any lawful advances; or

         (c)
there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

             (i)
a majority of a quorum of directors who are neither ^interested persons^ of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment

Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

         T. Rowe Price International, Inc. (formerly Rowe Price-Fleming International, Inc.), a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. T. Rowe Price International, Inc. (^T. Rowe Price International^) was incorporated in Maryland in 2000 and provides investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts,
T. Rowe Price International also sponsors registered investment companies which invest in foreign securities, serves as general partner of T. Rowe Price International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

         T. Rowe Price Global Investment Services Limited is an English Corporation, organized in 2000, and a wholly owned subsidiary of T. Rowe Price Group. Global Investment Services provides investment management, sales, and client servicing to institutional and retail investors, primarily to non-United States investors.

M. DAVID TESTA, Director of T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Vice-Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price Associates, Inc.; Vice President and Director, T. Rowe Price Trust Company.


JOHN R. FORD, Director and Chief Investment Officer, T. Rowe Price International, Inc.

GEORGE A. MURNAGHAN, Executive Vice President, T. Rowe Price International, Inc.; Managing Director, T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company and T. Rowe Price Investment Services, Inc.


JAMES S. RIEPE, Director, T. Rowe Price International, Inc. and T. Rowe Price; Vice-Chairman of the Board, Director, and Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board and Director, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, Director, and Trust Officer, T. Rowe Price Trust Company.


GEORGE A. ROCHE, Director of T. Rowe Price International, Inc.; Chairman of the Board, President, and Managing Director of T. Rowe Price Associates, Inc.


MARTIN G. WADE, Director and Chairman of the Board of T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Director of T. Rowe Price Associates, Inc.


DAVID J.L. WARREN, Chief Executive officer, President and Director, T. Rowe Price International, Inc.

With the exception of Christopher D. Alderson, Carol A. Bambrough, Steven J. Banks, Christina E. Barth, Mark C.J. Bickford-Smith, Michael J. Conelius, Ann B. Cranmer, Julio A. Delgado, Vanessa Dekker, Frances Dydasco, Mark J.T. Edwards, Calum Ferguson, Roger L. Fiery III, Gregory C. Fisher, Abigail Fulton, Mary C. Gregory, Pascal Hautcoeur, Todd J. Henry, Henry H. Hopkins, Stephen C. Jansen, Ian D. Kelson, John D. Linehan, Kevin P. Loome, Ian J. Macdonald, Andi McCann, Raymond A. Mills, Tara L. Moore, Nancy M. Morris, George A. Murnaghan, Kay E. Murray, David Oestreicher, Gonzalo P^ngaro, Sally Patterson, Kathleen G. Polk, Robert Revel-Chion, Theodore E. Robson, Christopher Rothery, James B.M. Seddon, Robert W. Smith, William W. Strickland Jr., Dean Tenerelli, Benedict R.F. Thomas, Justin Thomson, Christine To, William F. Wendler II, Dale West, Richard
T. Whitney, Clive Williams, and Susan A. Woodstock, all officers of T. Rowe Price International are officers and/or employees of Price Associates and may also be officers and/or directors of one or more subsidiaries of Price Associates and/or one or more of the registered investment companies for which Price Associates or T. Rowe Price International serves as investment adviser.


See also ^Management of the Funds,^ in the Registrant's Statement of Additional Information.


Item 27. Principal Underwriters


(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe Price Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc.,
         T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc.,
         T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing

         Technologies Fund, Inc., and T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., and T. Rowe Price International Index Fund, Inc.


         Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.


Name                                                               Positions and                Positions and
                                                                   Offices With                 Offices With
                                                                   Underwriter                  Registrant
James S. Riepe                                                     Chairman of the Board        Director and
                                                                   and Director                 Vice President
Edward C. Bernard                                                  President and Director       None
Henry H. Hopkins                                                   Vice President and Director  Vice President
Wayne D. O^Melia                                                   Vice President and Director  None
Charles E. Vieth                                                   Vice President and Director  None
Janet G. Albright                                                  Vice President               None
Patricia M. Archer                                                 Vice President               None
Steven J. Banks                                                    Vice President               None
John T. Bielski                                                    Vice President               None
Robert Birch                                                       Vice President               None
John H. Boyd                                                       Vice President               None
Darrell N. Braman                                                  Vice President               None
Ronae M. Brock                                                     Vice President               None
Edwin J. Brooks III                                                Vice President               None
Meredith C. Callanan                                               Vice President               None
John H. Cammack                                                    Vice President               None
Ann R. Campbell                                                    Vice President               None
Christine M. Carolan                                               Vice President               None
Joseph A. Carrier                                                  Vice President               None
Laura H. Chasney                                                   Vice President               None
Renee M. Christoff                                                 Vice President               None
Jerome A. Clark                                                    Vice President               None
Todd M. Cleary                                                     Vice President               None
Joseph A. Crumbling                                                Vice President               None
Christine S. Fahlund                                               Vice President               None
Forrest R. Foss                                                    Vice President               None
Thomas A. Gannon                                                   Vice President               None
John R. Gilner                                                     Vice President               None
John Halaby                                                        Vice President               None
Douglas E. Harrison                                                Vice President               None
David J. Healy                                                     Vice President               None
Joanne M. Healy                                                    Vice President               None
Joseph P. Healy                                                    Vice President               None
Walter J. Helmlinger                                               Vice President               None
Salvador G. LaBella                                                Vice President               None
Steven A. Larson                                                   Vice President               None
Cynthia W. LaRue                                                   Vice President               None
Gayle A. Lomax                                                     Vice President               None
Sarah McCafferty                                                   Vice President               None
Mark J. Mitchell                                                   Vice President               None
Nancy M. Morris                                                    Vice President               None
George A. Murnaghan                                                Vice President               None
Steven E. Norwitz                                                  Vice President               None
Edmund M. Notzon III                                               Vice President               None
Barbara A. O'Connor                                                Vice President               None
David Oestreicher                                                  Vice President               None
Regina M. Pizzonia                                                 Vice President               None
Pamela D. Preston                                                  Vice President               None
Suzanne J. Ricklin                                                 Vice President               None
George D. Riedel                                                   Vice President               None
James Robertson, Jr.                                               Vice President               None
John R. Rockwell                                                   Vice President               None
Christopher J. Rohan                                               Vice President               None
Kenneth J. Rutherford                                              Vice President               None
Alexander Savich                                                   Vice President               None
Kristin E. Seeberger                                               Vice President               None
John W. Seufert                                                    Vice President               None
Donna B. Singer                                                    Vice President               None
Carole H. Smith                                                    Vice President               None
William W. Strickland, Jr.                                         Vice President               None
Scott Such                                                         Vice President               None
Jerome Tuccille                                                    Vice President               None
Walter Wdowiak                                                     Vice President               None
Jane F. White                                                      Vice President               None
Barbara A. O^Connor                                                Treasurer and Controller     None
Kimberly B. Andersen                                               Assistant Vice President     None
Richard J. Barna                                                   Assistant Vice President     None
Catherine L. Berkenkemper                                          Assistant Vice President     None
Patricia Cannon                                                    Assistant Vice President     None
Jodi Ann Casson                                                    Assistant Vice President     None
Jon Derek Dry                                                      Assistant Vice President     None
Cheryl L. Emory                                                    Assistant Vice President     None
John A. Galateria                                                  Assistant Vice President     None
Karen Glooch                                                       Assistant Vice President     None
Jason L. Gounaris                                                  Assistant Vice President     None
David A.J. Groves                                                  Assistant Vice President     None
Kristen L. Heerema                                                 Assistant Vice President     None
David A. Hueser                                                    Assistant Vice President     None
Suzanne M. Knoll                                                   Assistant Vice President     None
Patricia B. Lippert                                                Assistant Vice President     Secretary
Gayatri Malik                                                      Assistant Vice President     None
C. Lillian Matthews                                                Assistant Vice President     None
Janice D. McCrory                                                  Assistant Vice President     None
John T. McGuigan                                                   Assistant Vice President     None
Daniel M. Middelton                                                Assistant Vice President     None
Laurie K. Mitchell                                                 Assistant Vice President     None
Clark P. Neel                                                      Assistant Vice President     None
Danielle Nicholson Smith                                           Assistant Vice President     None
JeanneMarie B. Patella                                             Assistant Vice President     None
Kylelane Purcell                                                   Assistant Vice President     None
Jean E. Ramos-Izquierdo                                            Assistant Vice President     None
Jennifer L. Richardson                                             Assistant Vice President     None
Kristin M. Rodriguez                                               Assistant Vice President     None
Ramon D. Rodriguez                                                 Assistant Vice President     None
Deborah Seidel                                                     Assistant Vice President     None
Kevin C. Shea                                                      Assistant Vice President     None
John A. Stranovsky                                                 Assistant Vice President     None
Nancy R. Tabor                                                     Assistant Vice President     None
Judith B. Ward                                                     Assistant Vice President     None
William R. Weker, Jr.                                              Assistant Vice President     None
Natalie F. Widdowson                                               Assistant Vice President     None
Mary G. Williams                                                   Assistant Vice President     None
Timothy R. Yee                                                     Assistant Vice President     None
Theodore J. Zamerski III                                           Assistant Vice President     None
                                                                   and Assistant Controller
Barbara A. Van Horn                                                Secretary                    None

(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.

Item 28. Location of Accounts and Records

         All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.


         Custody of Registrant^s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches or with other U.S. banks. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

Item 29. Management Services

         Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 30. Undertakings

(a)      Not applicable

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this February 27, 2002.


       T. Rowe Price Institutional International Funds, Inc.

       /s/Martin G. Wade
By:    Martin G. Wade
       Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                Title                 Date
---------                -----                 ----


/s/Martin G. Wade         Chairman of the Board February 27, 2002
Martin G. Wade            (Chief Executive Officer)


/s/Joseph A. Carrier     Treasurer (Chief       February 27, 2002
Joseph A. Carrier        Financial Officer)


*                        Director               February 27, 2002
Calvin W. Burnett

*                        Director               February 27, 2002
Anthony W. Deering


*                        Director               February 27, 2002
Donald W. Dick, Jr.


*                        Director               February 27, 2002
David K. Fagin

*                        Director               February 27, 2002
F. Pierce Linaweaver

*                        Director               February 27, 2002
Hanne M. Merriman

/s/James S. Riepe        Director and           February 27, 2002
James S. Riepe           Vice President

*                        Director               February 27, 2002
John G. Schreiber

/s/M. David Testa        Director and           February 27, 2002
M. David Testa           Vice President

*                        Director               February 27, 2002
Hubert D. Vos

*                        Director               February 27, 2002
Paul M. Wythes


*/s/Henry H. Hopkins     Vice President and     February 27, 2002
Henry H. Hopkins         Attorney-In-Fact